UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2022

Date of reporting period: January 31, 2022

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	iShares Evolved U.S. Consumer Staples ETF | IECS | Cboe BZX
•	iShares Evolved U.S. Discretionary Spending ETF | IEDI | Cboe BZX
•	iShares Evolved U.S. Financials ETF | IEFN | Cboe BZX
•	iShares Evolved U.S. Healthcare Staples ETF | IEHS | Cboe BZX
•	iShares Evolved U.S. Innovative Healthcare ETF | IEIH | Cboe BZX
•	iShares Evolved U.S. Media and Entertainment ETF | IEME | Cboe BZX
•	iShares Evolved U.S. Technology ETF | IETC | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	3.44%	23.29%
U.S. small cap equities (Russell 2000® Index)	(8.41)	(1.21)
International equities (MSCI Europe, Australasia, Far East Index)	(3.43)	7.03
Emerging market equities (MSCI Emerging Markets Index)	(4.59)	(7.23)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.04
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.87)	(4.43)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(3.17)	(2.97)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.56)	(1.22)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(1.55)	2.05
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2022	iShares® Evolved U.S. Consumer Staples ETF

Investment Objective

The iShares Evolved U.S. Consumer Staples ETF (the “Fund”) seeks to provide access to U.S. companies with consumer staples exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.75%	19.06%	11.92%	19.06%	54.62%
Fund Market	4.87	18.70	11.92	18.70	54.60
S&P Total Market IndexTM	0.73	18.50	15.31	18.50	73.24

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,047.50	$0.93		$1,000.00	$1,024.30	$0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Beverages	30.7%
Food	24.0
Agriculture	12.3
Cosmetics & Personal Care	10.8
Retail	10.0
Packaging & Containers	3.0
Household Products & Wares	2.2
Chemicals	2.0
Pharmaceuticals	1.7
Other (each representing less than 1%)	3.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Coca-Cola Co. (The)	11.2%
PepsiCo Inc.	10.8
Procter & Gamble Co. (The)	8.6
Philip Morris International Inc.	5.0
Mondelez International Inc., Class A	4.7
Altria Group Inc.	4.2
Starbucks Corp.	3.7
General Mills Inc.	3.4
McDonald’s Corp.	2.7
Monster Beverage Corp.	2.6

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022	iShares® Evolved U.S. Discretionary Spending ETF

Investment Objective

The iShares Evolved U.S. Discretionary Spending ETF (the “Fund”) seeks to provide access to U.S. companies with discretionary spending exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(1.58)%	13.34%	17.55%	13.34%	86.94%
Fund Market	(1.60)	13.03	17.54	13.03	86.85
S&P Total Market IndexTM	0.73	18.50	15.31	18.50	73.24

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$984.20	$0.90		$1,000.00	$1,024.30	$0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Retail	53.2%
Internet	22.3
Apparel	7.2
Cosmetics & Personal Care	4.0
Lodging	2.4
Commercial Services	1.5
Food	1.5
Entertainment	1.2
Computers	1.0
Other (each representing less than 1%)	5.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Amazon.com Inc.	17.4%
Home Depot Inc. (The)	8.7
Costco Wholesale Corp.	6.0
Walmart Inc.	5.6
Nike Inc., Class B	4.4
Lowe’s Companies Inc.	3.5
Target Corp.	3.3
McDonald’s Corp.	3.1
Procter & Gamble Co. (The)	2.6
TJX Companies Inc. (The)	2.4

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2022	iShares® Evolved U.S. Financials ETF

Investment Objective

The iShares Evolved U.S. Financials ETF (the “Fund”) seeks to provide access to U.S. companies with financials exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.47%	36.49%	10.20%	36.49%	45.59%
Fund Market	8.53	36.19	10.21	36.19	45.66
S&P Total Market IndexTM	0.73	18.50	15.31	18.50	73.24

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,084.70	$1.00		$1,000.00	$1,024.20	$0.97		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Banks	42.5%
Insurance	23.0
Diversified Financial Services	17.9
Commercial Services	3.9
Health Care - Services	3.2
Software	2.4
Pharmaceuticals	1.8
Private Equity	1.4
Machinery	1.1
Savings & Loans	1.1
Other (each representing less than 1%)	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Bank of America Corp.	4.7%
Wells Fargo & Co.	4.6
JPMorgan Chase & Co.	4.5
Morgan Stanley	3.2
Charles Schwab Corp. (The)	3.1
Berkshire Hathaway Inc., Class B	3.0
Goldman Sachs Group Inc. (The)	2.8
Citigroup Inc.	2.6
Truist Financial Corp.	2.2
UnitedHealth Group Inc.	2.1

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Fund Summary as of January 31, 2022	iShares® Evolved U.S. Healthcare Staples ETF

Investment Objective

The iShares Evolved U.S. Healthcare Staples ETF (the “Fund”) seeks to provide access to U.S. companies with healthcare staples exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(2.95)%	11.24%	15.79%	11.24%	76.29%
Fund Market	(2.98)	10.86	15.78	10.86	76.29
S&P Total Market IndexTM	0.73	18.50	15.31	18.50	73.24

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$970.50	$0.89		$1,000.00	$1,024.30	$0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care - Products	45.8%
Health Care - Services	27.2
Pharmaceuticals	20.1
Biotechnology	1.9
Real Estate Investment Trusts	1.2
Electronics	1.1
Software	1.0
Other (each representing less than 1%)	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
UnitedHealth Group Inc.	13.9%
Abbott Laboratories	8.4
Medtronic PLC	4.8
Danaher Corp.	4.8
Johnson & Johnson	4.5
Thermo Fisher Scientific Inc.	3.9
Intuitive Surgical Inc.	3.7
CVS Health Corp.	3.6
Anthem Inc.	3.0
AbbVie Inc.	2.9

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2022	iShares® Evolved U.S. Innovative Healthcare ETF

Investment Objective

The iShares Evolved U.S. Innovative Healthcare ETF (the “Fund”) seeks to provide access to U.S. companies with innovative healthcare exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(5.69)%	1.06%	10.51%	1.06%	47.21%
Fund Market	(5.59)	0.73	10.51	0.73	47.20
S&P Total Market IndexTM	0.73	18.50	15.31	18.50	73.24

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$943.10	$0.88		$1,000.00	$1,024.30	$0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Pharmaceuticals	48.9%
Biotechnology	45.4
Health Care - Products	3.4
Health Care - Services	2.0
Other (each representing less than 1%)	0.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Johnson & Johnson	10.3%
Pfizer Inc.	6.3
AbbVie Inc.	5.9
Eli Lilly & Co.	5.7
Merck & Co. Inc.	5.4
Bristol-Myers Squibb Co.	4.8
Moderna Inc.	4.7
Gilead Sciences Inc.	4.7
Vertex Pharmaceuticals Inc.	4.5
Regeneron Pharmaceuticals Inc.	4.2

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Fund Summary as of January 31, 2022	iShares® Evolved U.S. Media and Entertainment ETF

Investment Objective

The iShares Evolved U.S. Media and Entertainment ETF (the “Fund”) seeks to provide access to U.S. companies with media and entertainment exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(12.37)%	(5.69)%	9.16%	(5.69)%	40.34%
Fund Market	(12.33)	(5.97)	9.13	(5.97)	40.21
S&P Total Market IndexTM	0.73	18.50	15.31	18.50	73.24

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$876.30	$0.85		$1,000.00	$1,024.30	$0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Media	54.7%
Internet	17.0
Software	10.9
Entertainment	9.0
Toys, Games & Hobbies	3.0
Commercial Services	1.5
Real Estate Investment Trusts	1.2
Retail	1.0
Other (each representing less than 1%)	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Fox Corp., Class A	5.0%
Comcast Corp., Class A	5.0
Walt Disney Co. (The)	4.8
ViacomCBS Inc., Class B	4.5
Netflix Inc.	4.5
Charter Communications Inc., Class A	4.2
Activision Blizzard Inc.	3.9
Electronic Arts Inc.	3.8
Liberty Broadband Corp., Class C	3.4
Nexstar Media Group Inc., Class A	3.1

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2022	iShares® Evolved U.S. Technology ETF

Investment Objective

The iShares Evolved U.S. Technology ETF (the “Fund”) seeks to provide access to U.S. companies with technology exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.41)%	20.02%	24.59%	20.02%	134.06%
Fund Market	(0.61)	19.84	24.55	19.84	133.76
S&P Total Market IndexTM	0.73	18.50	15.31	18.50	73.24

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$995.90	$0.91		$1,000.00	$1,024.30	$0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	31.0%
Internet	24.5
Computers	16.6
Semiconductors	12.8
Diversified Financial Services	5.3
Commercial Services	3.9
Telecommunications	2.1
Other (each representing less than 1%)	3.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	14.8%
Apple Inc.	11.9
Amazon.com Inc.	5.4
Meta Platforms Inc, Class A	5.0
Alphabet Inc., Class A	4.9
Alphabet Inc., Class C	4.8
NVIDIA Corp.	4.5
Visa Inc., Class A	2.3
Mastercard Inc., Class A	1.9
Adobe Inc.	1.9

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) January 31, 2022	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Agriculture — 12.2%
Altria Group Inc.	14,153	$720,105
Archer-Daniels-Midland Co.	4,818	361,350
Bunge Ltd.	912	90,160
Darling Ingredients Inc.(a)	870	55,480
Fresh Del Monte Produce Inc.	169	4,703
Philip Morris International Inc.	8,303	853,964
Universal Corp./VA	124	6,749
Vector Group Ltd.	377	4,188

		2,096,699

Beverages — 30.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)	70	29,458
Brown-Forman Corp., Class A	372	23,302
Brown-Forman Corp., Class B, NVS	2,797	188,602
Celsius Holdings Inc.(a)	447	21,335
Coca-Cola Co. (The)	31,375	1,914,189
Coca-Cola Consolidated Inc.	51	29,223
Constellation Brands Inc., Class A	982	233,470
Keurig Dr Pepper Inc.	10,314	391,416
MGP Ingredients Inc.	110	8,323
Molson Coors Beverage Co., Class B	1,500	71,490
Monster Beverage Corp.(a)	5,133	445,134
National Beverage Corp.	300	13,401
PepsiCo Inc.	10,612	1,841,394
Primo Water Corp.	1,508	25,184

		5,235,921

Biotechnology — 0.8%
Corteva Inc.	2,899	139,384

Chemicals — 2.0%
Balchem Corp.	162	23,804
Ecolab Inc.	142	26,902
FMC Corp.	63	6,953
International Flavors & Fragrances Inc.	1,842	242,997
Mosaic Co. (The)	361	14,422
Sensient Technologies Corp.	240	20,338

		335,416

Commercial Services — 0.1%
Medifast Inc.	59	11,724
WW International Inc.(a)(b)	180	2,268

		13,992

Computers — 0.1%
ExlService Holdings Inc.(a)	99	11,932

Cosmetics & Personal Care — 10.8%
Colgate-Palmolive Co.	4,372	360,472
Coty Inc., Class A(a)	1,840	15,603
Edgewell Personal Care Co.	150	6,870
Procter & Gamble Co. (The)	9,107	1,461,218

		1,844,163

Diversified Financial Services — 0.0%
Jefferies Financial Group Inc.	2	73

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.	380	14,292

Food — 23.8%
B&G Foods Inc.	770	23,947
BellRing Brands Inc., Class A(a)	278	6,772

Security	Shares	Value

Food (continued)
Beyond Meat Inc.(a)(b)	389	$25,336
Calavo Growers Inc.	110	4,555
Cal-Maine Foods Inc.	200	7,800
Campbell Soup Co.	2,223	98,079
Conagra Brands Inc.	5,429	188,712
Flowers Foods Inc.	1,190	33,475
General Mills Inc.	8,314	571,005
Hain Celestial Group Inc. (The)(a)	1,040	37,991
Hershey Co. (The)	1,753	345,464
Hormel Foods Corp.	2,439	115,779
Hostess Brands Inc.(a)	650	13,338
Ingredion Inc.	504	47,729
J&J Snack Foods Corp.	130	19,720
JM Smucker Co. (The)	1,248	175,444
John B Sanfilippo & Son Inc.	90	7,119
Kellogg Co.	3,153	198,639
Kraft Heinz Co. (The)	6,041	216,268
Kroger Co. (The)	1,836	80,031
Lamb Weston Holdings Inc.	1,198	76,924
Lancaster Colony Corp.	170	26,991
McCormick & Co. Inc./MD, NVS	2,141	214,764
Mondelez International Inc., Class A	11,941	800,405
Performance Food Group Co.(a)	711	29,997
Pilgrim’s Pride Corp.(a)	300	8,391
Post Holdings Inc.(a)	687	72,698
Sanderson Farms Inc.	120	22,080
Seaboard Corp.	1	3,820
Simply Good Foods Co. (The)(a)	718	25,295
Sprouts Farmers Market Inc.(a)	450	12,213
Sysco Corp.	3,186	248,986
Tootsie Roll Industries Inc.	154	5,228
TreeHouse Foods Inc.(a)	640	24,787
Tyson Foods Inc., Class A	2,728	247,948
U.S. Foods Holding Corp.(a)	1,052	37,093
United Natural Foods Inc.(a)	220	8,532

		4,083,355

Health Care - Products — 0.1%
Neogen Corp.(a)	540	19,694

Holding Companies - Diversified — 0.0%
Cannae Holdings Inc.(a)	298	8,901

Household Products & Wares — 2.2%
ACCO Brands Corp.	2	16
Church & Dwight Co. Inc.	1,148	117,842
Clorox Co. (The)	563	94,505
Helen of Troy Ltd.(a)	50	10,467
Kimberly-Clark Corp.	1,048	144,257
WD-40 Co.	23	5,112

		372,199

Housewares — 0.2%
Newell Brands Inc.	264	6,127
Scotts Miracle-Gro Co. (The)	140	21,168

		27,295

Insurance — 0.1%
Reinsurance Group of America Inc.	158	18,143

Machinery — 0.3%
AGCO Corp.	230	26,956

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Middleby Corp. (The)(a)	170	$31,484

		58,440

Manufacturing — 0.1%
John Bean Technologies Corp.	120	16,200

Oil & Gas — 0.7%
ConocoPhillips	1,378	122,118

Packaging & Containers — 3.0%
Amcor PLC	1,537	18,459
AptarGroup Inc.	39	4,575
Ball Corp.	2,379	231,001
Berry Global Group Inc.(a)	619	41,733
Crown Holdings Inc.	911	104,218
Graphic Packaging Holding Co.	1,924	36,383
O-I Glass Inc.(a)	780	10,382
Packaging Corp. of America	106	15,967
Sealed Air Corp.	243	16,504
Silgan Holdings Inc.	370	16,569
Sonoco Products Co.	420	23,789

		519,580

Pharmaceuticals — 1.7%
Elanco Animal Health Inc.(a)	1,468	38,227
Herbalife Nutrition Ltd.(a)	459	19,512
Perrigo Co. PLC	131	4,987
Prestige Consumer Healthcare Inc.(a)	220	12,419
Zoetis Inc.	1,072	214,175

		289,320

Real Estate Investment Trusts — 0.6%
Americold Realty Trust	841	23,926
Douglas Elliman Inc., NVS	188	1,459
Equinix Inc.	100	72,490

		97,875

Retail — 10.0%
BJ’s Restaurants Inc.(a)	61	1,835
BJ’s Wholesale Club Holdings Inc.(a)	264	16,228
Casey’s General Stores Inc.	110	20,659
Cheesecake Factory Inc. (The)(a)	140	4,995
Chipotle Mexican Grill Inc.(a)	150	222,837
Cracker Barrel Old Country Store Inc.	50	5,957
Darden Restaurants Inc.	177	24,757

Security	Shares	Value

Retail (continued)
Domino’s Pizza Inc.	82	$37,281
Freshpet Inc.(a)	262	24,374
Jack in the Box Inc.	90	8,195
McDonald’s Corp.	1,763	457,410
Shake Shack Inc., Class A(a)	101	6,673
Starbucks Corp.	6,383	627,577
Texas Roadhouse Inc.	84	7,173
Wendy’s Co. (The)	710	16,351
Wingstop Inc.	90	13,793
Yum China Holdings Inc.	1,341	64,596
Yum! Brands Inc.	1,164	145,698

		1,706,389

Toys, Games & Hobbies — 0.1%
Mattel Inc.(a)	677	14,163

Total Common Stocks — 99.5% (Cost: $15,257,566)		17,045,544

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	6,122	6,124
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	70,000	70,000

		76,124

Total Short-Term Investments — 0.4% (Cost: $76,121)		76,124

Total Investments in Securities — 99.9% (Cost: $15,333,687)		17,121,668

Other Assets, Less Liabilities — 0.1%		13,224

Net Assets — 100.0%		$17,134,892

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Consumer Staples ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,208	$—	$(9,077	)(a)	$(6)	$(1)	$6,124	6,122	$178	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—	(70,000	)(a)	—	—	70,000	70,000	3		—

					$(6)	$(1)	$76,124		$181		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$17,045,544	$—	$—	$17,045,544
Money Market Funds	76,124	—	—	76,124

	$17,121,668	$—	$—	$17,121,668

See notes to financial statements.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)	647	$22,994

Airlines — 0.2%
Alaska Air Group Inc.(a)	312	17,079
JetBlue Airways Corp.(a)(b)	828	12,114
Southwest Airlines Co.(a)	390	17,456

		46,649

Apparel — 7.1%
Capri Holdings Ltd.(a)	790	47,455
Carter’s Inc.	420	39,111
Columbia Sportswear Co.	216	20,060
Crocs Inc.(a)	408	41,869
Deckers Outdoor Corp.(a)	193	61,804
Hanesbrands Inc.	2,208	35,549
Kontoor Brands Inc.	261	12,865
Levi Strauss & Co., Class A	395	8,662
Nike Inc., Class B	7,799	1,154,798
Oxford Industries Inc.	144	11,864
PVH Corp.	512	48,645
Ralph Lauren Corp.	361	40,013
Skechers U.S.A. Inc., Class A(a)	1,008	42,336
Steven Madden Ltd.	670	27,564
Tapestry Inc.	2,220	84,249
Under Armour Inc., Class A(a)	1,212	22,822
Under Armour Inc., Class C, NVS(a)	1,236	19,764
Urban Outfitters Inc.(a)	600	17,232
VF Corp.	2,305	150,309
Wolverine World Wide Inc.	372	9,854

		1,896,825

Beverages — 0.2%
Constellation Brands Inc., Class A	234	55,633

Building Materials — 0.1%
American Woodmark Corp.(a)	48	2,877
Masco Corp.	491	31,095

		33,972

Chemicals — 0.1%
Valvoline Inc.	504	16,602

Commercial Services — 1.5%
Avis Budget Group Inc.(a)	121	21,318
Block Inc.(a)	753	92,084
Bright Horizons Family Solutions Inc.(a)	60	7,705
Cintas Corp.	216	84,570
Euronet Worldwide Inc.(a)	120	16,067
Grand Canyon Education Inc.(a)	108	9,037
H&R Block Inc.	672	15,362
ManpowerGroup Inc.	180	18,877
Monro Inc.	204	10,145
PayPal Holdings Inc.(a)	380	65,337
PROG Holdings Inc.(a)	403	16,043
Rent-A-Center Inc./TX	347	14,626
Rollins Inc.	540	16,659
Terminix Global Holdings Inc.(a)	408	17,601
WW International Inc.(a)(b)	108	1,361

		406,792

Computers — 1.0%
Apple Inc.	1,537	268,637

Security	Shares	Value

Cosmetics & Personal Care — 3.9%
Colgate-Palmolive Co.	127	$10,471
Coty Inc., Class A(a)	359	3,045
Estee Lauder Companies Inc. (The), Class A	1,071	333,927
Inter Parfums Inc.	94	9,303
Procter & Gamble Co. (The)	4,293	688,812

		1,045,558

Distribution & Wholesale — 0.9%
Fastenal Co.	1,119	63,425
G-III Apparel Group Ltd.(a)	348	9,455
Leslie’s Inc.(a)	493	10,269
LKQ Corp.	326	17,894
Pool Corp.	115	54,769
SiteOne Landscape Supply Inc.(a)	108	19,453
WW Grainger Inc.	144	71,296

		246,561

Diversified Financial Services — 0.7%
LendingTree Inc.(a)	12	1,462
Mastercard Inc., Class A	243	93,890
Visa Inc., Class A	451	102,003

		197,355

Entertainment — 1.2%
AMC Entertainment Holdings Inc., Class A(a)	2,233	35,862
Caesars Entertainment Inc.(a)	788	59,998
Churchill Downs Inc.	119	25,026
Cinemark Holdings Inc.(a)	384	5,798
DraftKings Inc., Class A(a)	713	15,750
Live Nation Entertainment Inc.(a)	540	59,136
Madison Square Garden Sports Corp.(a)	60	9,964
Marriott Vacations Worldwide Corp.	107	17,375
Penn National Gaming Inc.(a)	399	18,198
Red Rock Resorts Inc., Class A	348	15,493
Scientific Games Corp./DE, Class A(a)	132	7,616
Six Flags Entertainment Corp.(a)	204	8,056
Vail Resorts Inc.	156	43,228

		321,500

Food — 1.5%
Beyond Meat Inc.(a)(b)	99	6,448
Flowers Foods Inc.	540	15,190
Grocery Outlet Holding Corp.(a)(b)	674	17,106
Kroger Co. (The)	5,305	231,245
Performance Food Group Co.(a)	463	19,534
Sprouts Farmers Market Inc.(a)	756	20,518
Sysco Corp.	839	65,568
U.S. Foods Holding Corp.(a)	648	22,848

		398,457

Food Service — 0.1%
Aramark	960	32,918

Holding Companies - Diversified — 0.0%
Cannae Holdings Inc.(a)	180	5,377

Home Builders — 0.1%
Taylor Morrison Home Corp.(a)	240	7,365
Toll Brothers Inc.	312	18,399

		25,764

Home Furnishings — 0.2%
Sleep Number Corp.(a)(b)	142	10,153
Tempur Sealy International Inc.	816	32,485

		42,638

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products & Wares — 0.2%
Helen of Troy Ltd.(a)	61	$12,769
Kimberly-Clark Corp.	312	42,947

		55,716

Housewares — 0.2%
Newell Brands Inc.	1,138	26,413
Scotts Miracle-Gro Co. (The)	96	14,515
Tupperware Brands Corp.(a)	132	2,036

		42,964

Internet — 22.2%
Airbnb Inc., Class A(a)	1,283	197,543
Amazon.com Inc.(a)	1,536	4,594,898
Booking Holdings Inc.(a)	129	316,841
Cars.com Inc.(a)	180	2,804
Chewy Inc., Class A(a)(b)	273	12,998
DoorDash Inc., Class A(a)	926	105,092
eBay Inc.	1,477	88,723
Etsy Inc.(a)	348	54,664
Expedia Group Inc.(a)	445	81,564
Groupon Inc.(a)	72	2,199
Just Eat Takeaway.com NV SP ADR(a)(b)	886	8,771
Lyft Inc., Class A(a)	590	22,727
Match Group Inc.(a)	115	12,960
MercadoLibre Inc.(a)(b)	145	164,149
Overstock.com Inc.(a)	151	7,239
Pinterest Inc., Class A(a)	1,773	52,410
Stitch Fix Inc., Class A(a)	166	2,727
Uber Technologies Inc.(a)	2,745	102,663
Wayfair Inc., Class A(a)(b)	493	76,869

		5,907,841

Leisure Time — 0.9%
Carnival Corp.(a)	3,139	62,184
Norwegian Cruise Line Holdings Ltd.(a)	1,094	22,788
Peloton Interactive Inc., Class A(a)	873	23,859
Planet Fitness Inc., Class A(a)	624	55,311
Polaris Inc.	84	9,458
Royal Caribbean Cruises Ltd.(a)	469	36,493
YETI Holdings Inc.(a)	295	19,346

		229,439

Lodging — 2.4%
Boyd Gaming Corp.(a)	250	14,865
Choice Hotels International Inc.	192	27,533
Hilton Grand Vacations Inc.(a)	252	12,313
Hilton Worldwide Holdings Inc.(a)	1,330	192,996
Hyatt Hotels Corp., Class A(a)	192	17,589
Las Vegas Sands Corp.(a)	1,571	68,810
Marriott International Inc./MD, Class A(a)	859	138,402
MGM Resorts International	1,329	56,775
Travel + Leisure Co.	492	27,946
Wyndham Hotels & Resorts Inc.	575	48,271
Wynn Resorts Ltd.(a)	300	25,635

		631,135

Oil & Gas — 0.6%
ConocoPhillips	1,890	167,492

Pharmaceuticals — 0.0%
Herbalife Nutrition Ltd.(a)	286	12,158

Real Estate — 0.0%
RE/MAX Holdings Inc., Class A	84	2,500

Security	Shares	Value

Real Estate Investment Trusts — 0.2%
Apple Hospitality REIT Inc.	504	$8,130
Host Hotels & Resorts Inc.(a)	1,596	27,675
Macerich Co. (The)	272	4,499
Park Hotels & Resorts Inc.(a)	360	6,552
Ruth’s Hospitality Group Inc.(a)	216	4,326
Ryman Hospitality Properties Inc.(a)	96	8,486

		59,668

Retail — 52.9%
Abercrombie & Fitch Co., Class A(a)	623	24,297
Academy Sports & Outdoors Inc.(a)	525	20,422
Advance Auto Parts Inc.	432	100,012
American Eagle Outfitters Inc.	1,404	32,053
AutoNation Inc.(a)(b)	252	27,468
AutoZone Inc.(a)	132	262,198
Bath & Body Works Inc.	1,883	105,580
Bed Bath & Beyond Inc.(a)(b)	1,029	16,711
Best Buy Co. Inc.	1,273	126,383
Big Lots Inc.	372	15,591
BJ’s Restaurants Inc.(a)	108	3,250
BJ’s Wholesale Club Holdings Inc.(a)	841	51,696
Bloomin’ Brands Inc.(a)	576	11,710
Boot Barn Holdings Inc.(a)	261	24,004
Brinker International Inc.(a)	315	10,461
Buckle Inc. (The)	228	8,582
Burlington Stores Inc.(a)	543	128,653
CarMax Inc.(a)	723	80,376
Carvana Co., Class A(a)(b)	314	50,887
Casey’s General Stores Inc.	252	47,328
Cheesecake Factory Inc. (The)(a)	252	8,991
Chipotle Mexican Grill Inc.(a)	140	207,981
Costco Wholesale Corp.	3,168	1,600,252
Cracker Barrel Old Country Store Inc.	168	20,016
Darden Restaurants Inc.	804	112,455
Dave & Buster’s Entertainment Inc.(a)	253	9,055
Dick’s Sporting Goods Inc.	517	59,662
Dollar General Corp.	1,872	390,275
Dollar Tree Inc.(a)	1,825	239,476
Domino’s Pizza Inc.	250	113,662
FirstCash Holdings Inc.	228	15,892
Five Below Inc.(a)	468	76,752
Floor & Decor Holdings Inc., Class A(a)	657	71,429
Foot Locker Inc.	768	34,314
Freshpet Inc.(a)	119	11,071
GameStop Corp., Class A(a)	365	39,759
Gap Inc. (The)	2,508	45,320
Genuine Parts Co.	372	49,562
Home Depot Inc. (The)	6,287	2,307,203
Jack in the Box Inc.	134	12,201
Kohl’s Corp.	1,369	81,743
La-Z-Boy Inc.	216	7,929
Lithia Motors Inc.	84	24,539
Lowe’s Companies Inc.	3,900	925,665
Lululemon Athletica Inc.(a)	1,002	334,428
Macy’s Inc.	1,817	46,515
McDonald’s Corp.	3,115	808,187
MSC Industrial Direct Co. Inc., Class A	120	9,797
Murphy USA Inc.	144	28,319
National Vision Holdings Inc.(a)	300	12,264
Nordstrom Inc.(a)	937	21,082
Ollie’s Bargain Outlet Holdings Inc.(a)	490	23,491

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail (continued)
O’Reilly Automotive Inc.(a)	479	$312,188
Papa John’s International Inc.	142	17,530
PriceSmart Inc.	168	11,997
Qurate Retail Inc. Series A	635	4,464
RH(a)	134	53,978
Ross Stores Inc.	2,824	276,046
Sally Beauty Holdings Inc.(a)	972	16,689
Shake Shack Inc., Class A(a)	144	9,514
Signet Jewelers Ltd.	431	37,122
Starbucks Corp.	4,419	434,476
Target Corp.	4,013	884,586
Texas Roadhouse Inc.	432	36,888
TJX Companies Inc. (The)	8,774	631,465
Tractor Supply Co.	827	180,542
Ulta Beauty Inc.(a)	459	166,957
Victoria’s Secret & Co.(a)	627	35,005
Walgreens Boots Alliance Inc.	2,937	146,145
Walmart Inc.	10,543	1,474,017
Wendy’s Co. (The)	1,020	23,491
Williams-Sonoma Inc.	548	87,976
Wingstop Inc.	144	22,068
Yum China Holdings Inc.	2,056	99,038
Yum! Brands Inc.	1,775	222,177

		14,081,308

Software — 0.2%
Intuit Inc.	60	33,314
Take-Two Interactive Software Inc.(a)	58	9,474

		42,788

Textiles — 0.0%
UniFirst Corp./MA	48	9,124

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	288	26,634

Security	Shares	Value

Toys, Games & Hobbies (continued)
Mattel Inc.(a)	910	$19,037

		45,671

Transportation — 0.5%
FedEx Corp.	504	123,913

Total Common Stocks — 99.4% (Cost: $22,393,566)		26,475,949

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	348,320	348,424
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	145,000	145,000

		493,424

Total Short-Term Investments — 1.9% (Cost: $493,422)		493,424

Total Investments in Securities — 101.3% (Cost: $22,886,988)		26,969,373

Other Assets, Less Liabilities — (1.3)%		(341,343)

Net Assets — 100.0%		$26,628,030

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$168,573	$179,908	(a)	$—		$(56)	$(1)	$348,424	348,320	$212	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	205,000	—		(60,000	)(a)	—	—	145,000	145,000	7		—

						$(56)	$(1)	$493,424		$219		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Discretionary Spending ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$26,475,949	$—	$—	$26,475,949
Money Market Funds	493,424	—	—	493,424

	$26,969,373	$—	$—	$26,969,373

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 42.2%
Ameris Bancorp	64	$3,156
Associated Banc-Corp.	521	12,452
Atlantic Union Bankshares Corp.	210	8,551
BancFirst Corp.	70	5,246
Bank of America Corp.	10,235	472,243
Bank of Hawaii Corp.	142	12,222
Bank of New York Mellon Corp. (The)	1,789	106,016
Bank OZK	340	15,929
BankUnited Inc.	187	7,807
Banner Corp.	52	3,230
BOK Financial Corp.	79	8,101
Cathay General Bancorp	270	12,193
Citigroup Inc.	3,929	255,856
Citizens Financial Group Inc.	1,187	61,095
City Holding Co.	40	3,208
Columbia Banking System Inc.	153	5,320
Comerica Inc.	396	36,741
Commerce Bancshares Inc.	318	21,913
Community Bank System Inc.	114	8,142
ConnectOne Bancorp. Inc.	114	3,649
Cullen/Frost Bankers Inc.	178	25,100
CVB Financial Corp.	243	5,353
Eagle Bancorp. Inc.	67	4,018
East West Bancorp. Inc.	396	34,191
Eastern Bankshares Inc.	423	9,006
Enterprise Financial Services Corp.	88	4,360
Fifth Third Bancorp	1,921	85,734
First BanCorp./Puerto Rico	372	5,413
First Bancorp./Southern Pines NC	71	3,118
First Busey Corp.	168	4,684
First Citizens BancShares Inc./NC, Class A	31	24,151
First Commonwealth Financial Corp.	268	4,438
First Financial Bancorp	210	5,294
First Financial Bankshares Inc.	426	20,018
First Hawaiian Inc.	391	11,085
First Horizon Corp.	1,609	27,530
First Interstate BancSystem Inc., Class A	125	4,594
First Midwest Bancorp. Inc.	230	4,777
Flagstar Bancorp. Inc.	62	2,806
FNB Corp.	1,043	13,476
Fulton Financial Corp.	574	10,303
Glacier Bancorp. Inc.	258	13,398
Goldman Sachs Group Inc. (The)	784	278,069
Great Western Bancorp. Inc.	127	3,922
Hancock Whitney Corp.	253	13,338
Hanmi Financial Corp.	78	2,097
Heartland Financial USA Inc.	107	5,567
Heritage Financial Corp./WA	75	1,820
Hilltop Holdings Inc.	240	7,927
Home BancShares Inc./AR	478	11,262
Hope Bancorp Inc.	282	4,723
Huntington Bancshares Inc./OH	3,984	59,999
Independent Bank Corp.	89	7,507
Independent Bank Group Inc.	54	4,100
International Bancshares Corp.	202	8,490
JPMorgan Chase & Co.	3,027	449,812
KeyCorp	2,758	69,115
Lakeland Bancorp. Inc.	198	3,748

Security	Shares	Value

Banks (continued)
Lakeland Financial Corp.	67	$5,355
Live Oak Bancshares Inc.	83	4,885
M&T Bank Corp.	205	34,723
Meta Financial Group Inc.	57	3,389
Morgan Stanley	3,064	314,183
National Bank Holdings Corp., Class A	71	3,223
NBT Bancorp. Inc.	113	4,371
Northern Trust Corp.	526	61,353
OFG Bancorp	94	2,601
Old National Bancorp./IN	329	6,031
PacWest Bancorp	343	15,925
Park National Corp.	33	4,470
Pinnacle Financial Partners Inc.	221	21,373
Popular Inc.	234	20,866
Prosperity Bancshares Inc.	259	18,972
Regions Financial Corp.	2,663	61,089
Renasant Corp.	114	4,193
S&T Bancorp. Inc.	84	2,588
Sandy Spring Bancorp. Inc.	118	5,583
Seacoast Banking Corp. of Florida	99	3,613
ServisFirst Bancshares Inc.	142	12,052
Silvergate Capital Corp., Class A(a)	104	11,205
Simmons First National Corp., Class A	177	5,062
South State Corp.	199	16,798
Southside Bancshares Inc.	85	3,561
State Street Corp.	895	84,577
SVB Financial Group(a)	159	92,840
Synovus Financial Corp.	445	22,143
Texas Capital Bancshares Inc.(a)	82	5,141
Tompkins Financial Corp.	58	4,614
Triumph Bancorp. Inc.(a)(b)	35	3,062
Truist Financial Corp.	3,562	223,765
Trustmark Corp.	72	2,346
U.S. Bancorp	3,607	209,891
UMB Financial Corp.	142	13,980
Umpqua Holdings Corp.	598	12,127
United Bankshares Inc./WV	363	12,825
United Community Banks Inc./GA	128	4,530
Valley National Bancorp	892	12,417
Veritex Holdings Inc.	64	2,570
Walker & Dunlop Inc.	54	7,150
Webster Financial Corp.	280	15,907
Wells Fargo & Co.	8,574	461,281
WesBanco Inc.	155	5,501
Westamerica Bancorp	61	3,543
Western Alliance Bancorp	203	20,136
Wintrust Financial Corp.	174	17,064
Zions Bancorp. NA	490	33,232

		4,235,519

Commercial Services — 3.9%
Automatic Data Processing Inc.	268	55,254
Equifax Inc.	118	28,292
Euronet Worldwide Inc.(a)	37	4,954
EVERTEC Inc.	100	4,364
FleetCor Technologies Inc.(a)	58	13,819
FTI Consulting Inc.(a)	31	4,520
Global Payments Inc.	235	35,222
Grand Canyon Education Inc.(a)	35	2,929
Green Dot Corp., Class A(a)	57	1,807
HealthEquity Inc.(a)	55	2,939

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services (continued)
Insperity Inc.	43	$4,624
MarketAxess Holdings Inc.	43	14,813
Moody’s Corp.	196	67,228
Morningstar Inc.	25	7,185
S&P Global Inc.	210	87,196
Service Corp. International	167	10,307
Verisk Analytics Inc.	191	37,461
WEX Inc.(a)	37	5,956

		388,870

Computers — 0.0%
Genpact Ltd.	100	4,975

Diversified Financial Services — 17.8%
Affiliated Managers Group Inc.	91	13,305
Alliance Data Systems Corp.	30	2,071
Ally Financial Inc.	686	32,736
American Express Co.	1,139	204,815
Ameriprise Financial Inc.	281	85,511
Apollo Global Management Inc.	998	69,860
Ares Management Corp., Class A	207	16,502
Artisan Partners Asset Management Inc., Class A	106	4,580
BGC Partners Inc., Class A	325	1,372
Capital One Financial Corp.	1,006	147,610
Cboe Global Markets Inc.	151	17,898
Charles Schwab Corp. (The)	3,572	313,264
CME Group Inc.	336	77,112
Cohen & Steers Inc.	54	4,511
Credit Acceptance Corp.(a)	24	12,949
Discover Financial Services	559	64,704
Evercore Inc., Class A	58	7,240
Federated Hermes Inc.	198	6,556
Franklin Resources Inc.	558	17,839
Hamilton Lane Inc., Class A	36	3,257
Houlihan Lokey Inc.	60	6,377
Interactive Brokers Group Inc., Class A	107	7,296
Intercontinental Exchange Inc.	658	83,342
Invesco Ltd.	504	11,421
Janus Henderson Group PLC	418	15,424
Jefferies Financial Group Inc.	367	13,447
KKR & Co. Inc.	1,058	75,287
LendingClub Corp.(a)	248	4,653
LendingTree Inc.(a)	7	853
LPL Financial Holdings Inc.	156	26,882
Mastercard Inc., Class A	92	35,547
Moelis & Co., Class A	61	3,445
Mr Cooper Group Inc.(a)	133	5,340
Nasdaq Inc.	157	28,136
Navient Corp.	407	7,094
OneMain Holdings Inc.	174	8,989
PennyMac Financial Services Inc.	100	6,270
Piper Sandler Cos	37	5,706
Raymond James Financial Inc.	466	49,335
SEI Investments Co.	229	13,422
SLM Corp.	931	17,075
SoFi Technologies Inc.(a)	383	4,780
Stifel Financial Corp.	276	20,672
Synchrony Financial	1,061	45,188
T Rowe Price Group Inc.	407	62,853
Tradeweb Markets Inc., Class A	82	6,951
Upstart Holdings Inc.(a)	91	9,920

Security	Shares	Value

Diversified Financial Services (continued)
Virtu Financial Inc., Class A	151	$4,670
Virtus Investment Partners Inc.	17	4,449
Visa Inc., Class A	378	85,492
Western Union Co. (The)	432	8,169

		1,782,177

Electric — 0.1%
Hawaiian Electric Industries Inc.	209	8,882

Engineering & Construction — 0.0%
frontdoor Inc.(a)	83	3,013

Forest Products & Paper — 0.2%
International Paper Co.	329	15,874
Sylvamo Corp.(a)	29	864

		16,738

Health Care - Services — 3.2%
Anthem Inc.	180	79,378
Centene Corp.(a)	163	12,675
Humana Inc.	7	2,747
Molina Healthcare Inc.(a)	42	12,200
UnitedHealth Group Inc.	445	210,294

		317,294

Home Builders — 0.2%
MDC Holdings Inc.	76	3,852
NVR Inc.(a)	4	21,309

		25,161

Household Products & Wares — 0.0%
Spectrum Brands Holdings Inc.	12	1,073

Insurance — 22.9%
Aflac Inc.	1,692	106,291
Alleghany Corp.(a)	40	26,560
Allstate Corp. (The)	714	86,158
American Financial Group Inc./OH	209	27,229
American International Group Inc.	2,236	129,129
American National Group Inc.	34	6,419
Aon PLC, Class A	259	71,598
Arch Capital Group Ltd.(a)	845	39,140
Argo Group International Holdings Ltd.	84	4,770
Arthur J Gallagher & Co.	413	65,229
Assurant Inc.	89	13,573
Assured Guaranty Ltd.	127	6,768
Axis Capital Holdings Ltd.	202	11,510
Berkshire Hathaway Inc., Class B(a)	965	302,064
Brighthouse Financial Inc.(a)	232	12,632
Brown & Brown Inc.	497	32,941
Cincinnati Financial Corp.	415	48,899
CNA Financial Corp.	100	4,591
CNO Financial Group Inc.	313	7,806
Employers Holdings Inc.	56	2,190
Enstar Group Ltd.(a)	29	7,687
Equitable Holdings Inc.	904	30,411
Erie Indemnity Co., Class A, NVS	41	7,548
Essent Group Ltd.	275	12,551
Everest Re Group Ltd.	107	30,324
Fidelity National Financial Inc.	624	31,418
First American Financial Corp.	286	21,310
Genworth Financial Inc., Class A(a)	1,014	3,955
Globe Life Inc.	280	28,644
Hanover Insurance Group Inc. (The)	121	16,693

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)	955	$68,636
Horace Mann Educators Corp.	85	3,231
James River Group Holdings Ltd.	48	1,359
Kemper Corp.	181	10,856
Kinsale Capital Group Inc.	59	11,819
Lincoln National Corp.	510	35,690
Loews Corp.	319	19,032
Markel Corp.(a)	29	35,750
Marsh & McLennan Companies Inc.	947	145,497
Mercury General Corp.	90	4,919
MetLife Inc.	1,090	73,095
MGIC Investment Corp.	979	14,861
NMI Holdings Inc., Class A(a)	209	5,171
Old Republic International Corp.	569	14,584
Palomar Holdings Inc.(a)	59	3,112
Primerica Inc.	84	12,965
Principal Financial Group Inc.	755	55,160
ProAssurance Corp.	105	2,516
Progressive Corp. (The)	1,529	166,141
Prudential Financial Inc.	1,066	118,934
Radian Group Inc.	481	10,770
RenaissanceRe Holdings Ltd.	113	17,760
RLI Corp.	136	14,250
Safety Insurance Group Inc.	33	2,717
Selective Insurance Group Inc.	168	13,255
Travelers Companies Inc. (The)	655	108,848
Trupanion Inc.(a)	37	3,524
Universal Insurance Holdings Inc.	64	1,103
Unum Group	592	15,025
Voya Financial Inc.	319	21,679
W R Berkley Corp.	394	33,293
White Mountains Insurance Group Ltd.	10	10,410
Willis Towers Watson PLC	182	42,581

		2,294,581

Leisure Time — 0.0%
Harley-Davidson Inc.	119	4,114

Machinery — 1.1%
Caterpillar Inc.	518	104,408
Vertiv Holdings Co.	294	6,133

		110,541

Media — 0.2%
FactSet Research Systems Inc.	24	10,125
New York Times Co. (The), Class A	218	8,727

		18,852

Packaging & Containers — 0.1%
Berry Global Group Inc.(a)	99	6,675

Pharmaceuticals — 1.7%
Cigna Corp.	275	63,377
CVS Health Corp.	844	89,894
Viatris Inc.	1,467	21,961

		175,232

Private Equity — 1.4%
Blackstone Inc., NVS	920	121,413
Carlyle Group Inc. (The)	306	15,621

		137,034

Real Estate Investment Trusts — 0.5%
AGNC Investment Corp.	319	4,750

Security	Shares	Value

Real Estate Investment Trusts (continued)
Annaly Capital Management Inc.	1,396	$11,029
New Residential Investment Corp.	402	4,281
Two Harbors Investment Corp.	188	1,081
Weyerhaeuser Co.	738	29,837

		50,978

Retail — 0.3%
FirstCash Holdings Inc.	46	3,206
McDonald’s Corp.	101	26,205

		29,411

Savings & Loans — 1.1%
Axos Financial Inc.(a)	95	4,892
Berkshire Hills Bancorp. Inc.	75	2,219
Brookline Bancorp. Inc.	175	2,993
Capitol Federal Financial Inc.	292	3,250
Investors Bancorp. Inc.	501	8,176
New York Community Bancorp. Inc.	1,405	16,382
Northwest Bancshares Inc.	224	3,161
OceanFirst Financial Corp.	145	3,291
Pacific Premier Bancorp. Inc.	95	3,634
People’s United Financial Inc.	1,139	22,074
Provident Financial Services Inc.	140	3,384
Sterling Bancorp./DE	676	17,772
Washington Federal Inc.	262	9,175
WSFS Financial Corp.	189	9,900

		110,303

Software — 2.4%
Avalara Inc.(a)	29	3,179
Black Knight Inc.(a)	72	5,371
Broadridge Financial Solutions Inc.	136	21,654
Fidelity National Information Services Inc.	744	89,220
Fiserv Inc.(a)	415	43,866
Loyalty Ventures Inc.(a)	18	528
MSCI Inc.	66	35,384
Paychex Inc.	233	27,438
SS&C Technologies Holdings Inc.	137	10,942

		237,582

Total Common Stocks — 99.3% (Cost: $8,182,420)		9,959,005

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	2,902	2,903
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	60,000	60,000

		62,903

Total Short-Term Investments — 0.6% (Cost: $62,903)		62,903

Total Investments in Securities — 99.9% (Cost: $8,245,323)		10,021,908

Other Assets, Less Liabilities — 0.1%		12,563

Net Assets — 100.0%		$10,034,471

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Financials ETF

(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,412	$—		$(1,509	)(a)	$—	$—	$2,903	2,902	$8	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	0	(a)	—		—	—	60,000	60,000	4		—

						$—	$—	$62,903		$12		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,959,005	$—	$—	$9,959,005
Money Market Funds	62,903	—	—	62,903

	$10,021,908	$—	$—	$10,021,908

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 1.9%
Amgen Inc.	365	$82,906
Bio-Rad Laboratories Inc., Class A(a)	190	113,949
Guardant Health Inc.(a)	892	62,039
Illumina Inc.(a)	1,215	423,816
Myriad Genetics Inc.(a)	874	22,977
NeoGenomics Inc.(a)	1,404	31,646
Veracyte Inc.(a)	665	20,223

		757,556

Commercial Services — 0.4%
AMN Healthcare Services Inc.(a)	476	48,238
Bright Horizons Family Solutions Inc.(a)	304	39,036
Grand Canyon Education Inc.(a)	287	24,016
Progyny Inc.(a)	498	20,169
R1 RCM Inc.(a)	928	22,068
Strategic Education Inc.	95	5,668

		159,195

Computers — 0.1%
Maximus Inc.	403	31,160

Cosmetics & Personal Care — 0.1%
Procter & Gamble Co. (The)	228	36,583

Electrical Components & Equipment — 0.1%
Novanta Inc.(a)	341	47,092

Electronics — 1.1%
Agilent Technologies Inc.	2,112	294,244
Fortive Corp.	1,758	124,009
OSI Systems Inc.(a)	81	6,718

		424,971

Environmental Control — 0.0%
Stericycle Inc.(a)	265	15,566

Food Service — 0.0%
Healthcare Services Group Inc.	683	12,424

Health Care - Products — 45.6%
10X Genomics Inc., Class A(a)	248	23,875
Abbott Laboratories	25,993	3,313,068
ABIOMED Inc.(a)	589	174,267
Adaptive Biotechnologies Corp.(a)	552	9,627
Align Technology Inc.(a)	402	198,974
AngioDynamics Inc.(a)	456	9,863
AtriCure Inc.(a)	456	29,932
Avanos Medical Inc.(a)	380	11,499
Avantor Inc.(a)	1,395	52,075
Axogen Inc.(a)	209	1,820
Baxter International Inc.	3,572	305,192
Bio-Techne Corp.	321	120,828
Boston Scientific Corp.(a)	19,857	851,865
Bruker Corp.	722	48,085
Cardiovascular Systems Inc.(a)	399	7,010
CareDx Inc.(a)(b)	515	21,527
Cooper Companies Inc. (The)	627	249,734
Cutera Inc.(a)	133	4,842
Danaher Corp.	6,635	1,896,217
DENTSPLY SIRONA Inc.	1,595	85,205
Edwards Lifesciences Corp.(a)	8,721	952,333
Envista Holdings Corp.(a)	1,080	46,699

Security	Shares	Value

Health Care - Products (continued)
Exact Sciences Corp.(a)	1,885	$143,939
Glaukos Corp.(a)	266	14,162
Globus Medical Inc., Class A(a)	1,121	74,804
Haemonetics Corp.(a)	456	22,048
Henry Schein Inc.(a)	1,364	102,709
Hologic Inc.(a)	2,828	198,639
ICU Medical Inc.(a)	190	40,538
IDEXX Laboratories Inc.(a)	757	384,026
Inari Medical Inc.(a)	344	25,305
Inspire Medical Systems Inc.(a)	344	76,124
Insulet Corp.(a)	912	226,176
Integer Holdings Corp.(a)	285	22,347
Integra LifeSciences Holdings Corp.(a)	798	51,662
Intersect ENT Inc.(a)	209	5,727
Intuitive Surgical Inc.(a)	5,219	1,483,135
iRhythm Technologies Inc.(a)	358	44,689
LeMaitre Vascular Inc.	209	8,843
LivaNova PLC(a)	566	42,512
Masimo Corp.(a)	703	154,569
Medtronic PLC	18,528	1,917,463
Merit Medical Systems Inc.(a)	646	35,821
NanoString Technologies Inc.(a)(b)	434	15,068
Natera Inc.(a)	987	69,731
Neogen Corp.(a)	342	12,473
Nevro Corp.(a)	304	19,973
Novocure Ltd.(a)	649	44,554
NuVasive Inc.(a)	684	35,575
Omnicell Inc.(a)	379	56,903
OraSure Technologies Inc.(a)	663	5,868
Ortho Clinical Diagnostics Holdings PLC(a)	950	16,492
Orthofix Medical Inc.(a)	227	6,901
Pacific Biosciences of California Inc.(a)(b)	1,350	15,093
Patterson Companies Inc.	762	21,862
Penumbra Inc.(a)	535	120,915
PerkinElmer Inc.	895	154,092
Quanterix Corp.(a)	300	9,132
Quidel Corp.(a)(b)	478	49,406
ResMed Inc.	1,880	429,768
Shockwave Medical Inc.(a)	424	61,467
Silk Road Medical Inc.(a)	341	11,188
STAAR Surgical Co.(a)	512	37,233
STERIS PLC	549	123,196
Stryker Corp.	4,654	1,154,425
Tandem Diabetes Care Inc.(a)	648	76,535
Teleflex Inc.	593	183,943
Thermo Fisher Scientific Inc.	2,633	1,530,563
Waters Corp.(a)	343	109,801
Zimmer Biomet Holdings Inc.	2,265	278,640

		18,140,572

Health Care - Services — 27.1%
Acadia Healthcare Co. Inc.(a)	946	49,807
Addus HomeCare Corp.(a)	154	12,294
agilon health Inc.(a)	2,006	33,259
Amedisys Inc.(a)	477	64,443
Anthem Inc.	2,691	1,186,704
Centene Corp.(a)	6,857	533,200
Charles River Laboratories International Inc.(a)	171	56,389
Chemed Corp.	134	62,834
Community Health Systems Inc.(a)	1,541	19,555
DaVita Inc.(a)	991	107,395

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care - Services (continued)
Encompass Health Corp.	1,555	$96,472
Ensign Group Inc. (The)	325	24,515
Fulgent Genetics Inc.(a)	264	16,862
HCA Healthcare Inc.	3,269	784,723
Humana Inc.	1,522	597,385
ICON PLC(a)(b)	110	29,229
Invitae Corp.(a)	1,975	22,199
IQVIA Holdings Inc.(a)	1,255	307,349
Laboratory Corp. of America Holdings(a)	1,142	309,893
LHC Group Inc.(a)	400	49,640
MEDNAX Inc.(a)	1,275	31,174
Medpace Holdings Inc.(a)	135	23,957
ModivCare Inc.(a)	134	15,535
Molina Healthcare Inc.(a)	562	163,250
Oak Street Health Inc.(a)	1,541	26,783
OPKO Health Inc.(a)	3,823	11,966
Quest Diagnostics Inc.	1,618	218,462
Select Medical Holdings Corp.	1,672	38,841
Surgery Partners Inc.(a)	475	20,268
Syneos Health Inc.(a)	228	20,648
Teladoc Health Inc.(a)	1,507	115,602
Tenet Healthcare Corp.(a)	1,387	102,804
U.S. Physical Therapy Inc.	228	22,064
UnitedHealth Group Inc.	11,613	5,487,955
Universal Health Services Inc., Class B	949	123,427

		10,786,883

Household Products & Wares — 0.3%
Church & Dwight Co. Inc.	1,081	110,965

Machinery — 0.1%
Colfax Corp.(a)	626	25,741

Pharmaceuticals — 20.0%
AbbVie Inc.	8,434	1,154,530
AdaptHealth Corp.(a)	753	14,232
AmerisourceBergen Corp.	1,296	176,515
Bausch Health Companies Inc.(a)(b)	1,062	26,093
Becton Dickinson and Co.	3,753	953,787
Cardinal Health Inc.	3,002	154,813
Cigna Corp.	2,908	670,178
Covetrus Inc.(a)	650	11,746
CVS Health Corp.	13,323	1,419,033
Dexcom Inc.(a)	1,234	531,212
Eli Lilly & Co.	231	56,685
Johnson & Johnson	10,319	1,777,861
McKesson Corp.	1,346	345,545
Merck & Co. Inc.	721	58,747
Option Care Health Inc.(a)	1,008	23,557
Owens & Minor Inc.	648	27,274
Perrigo Co. PLC	282	10,736
Pfizer Inc.	8,589	452,554
Premier Inc., Class A	1,404	53,661
Zoetis Inc.	149	29,769

		7,948,528

Security	Shares	Value

Real Estate Investment Trusts — 1.2%
Healthpeak Properties Inc.	1,461	$51,676
Medical Properties Trust Inc.	4,389	99,894
National Health Investors Inc.	250	14,458
Omega Healthcare Investors Inc.	986	31,039
Physicians Realty Trust	1,558	28,449
Sabra Health Care REIT Inc.	1,520	20,687
Ventas Inc.	2,419	128,255
Welltower Inc.	1,338	115,911

		490,369

Retail — 0.5%
National Vision Holdings Inc.(a)	362	14,798
Walgreens Boots Alliance Inc.	4,068	202,424

		217,222

Software — 1.0%
Allscripts Healthcare Solutions Inc.(a)	1,324	26,771
Apollo Medical Holdings Inc.(a)	445	22,909
Cerner Corp.	2,601	237,211
Change Healthcare Inc.(a)	1,877	36,939
Evolent Health Inc., Class A(a)	984	23,331
Nuance Communications Inc.(a)	243	13,426
Outset Medical Inc.(a)	498	18,521
Phreesia Inc.(a)	270	8,421
Tabula Rasa HealthCare Inc.(a)	190	2,050

		389,579

Total Common Stocks — 99.5% (Cost: $33,527,817)		39,594,406

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	147,977	148,021
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	156,000	156,000

		304,021

Total Short-Term Investments — 0.8% (Cost: $304,021)		304,021

Total Investments in Securities — 100.3% (Cost: $33,831,838)		39,898,427

Other Assets, Less Liabilities — (0.3)%		(118,640)

Net Assets — 100.0%		$39,779,787

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Healthcare Staples ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$175,635	$—	$(27,588	)(a)	$(24)	$(2)	$148,021	147,977	$81	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,006,000	—	(850,000	)(a)	—	—	156,000	156,000	32		—

					$(24)	$(2)	$304,021		$113		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$39,594,406	$—	$—	$39,594,406
Money Market Funds	304,021	—	—	304,021

	$39,898,427	$—	$—	$39,898,427

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) January 31, 2022	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 45.0%
2seventy bio Inc.(a)	798	$14,899
Abeona Therapeutics Inc.(a)	816	208
ACADIA Pharmaceuticals Inc.(a)	3,312	74,487
Acorda Therapeutics Inc.(a)	201	372
Aduro Biotech Inc.(b)	156	468
Adverum Biotechnologies Inc.(a)	1,823	3,008
Agenus Inc.(a)	2,088	5,763
Alaunos Therapeutics Inc.(a)	3,648	3,940
Albireo Pharma Inc.(a)	499	14,217
Alder Biopharmaceuticals Inc.(b)	312	275
Alexion Pharmaceuticals Inc.(b)(c)	624	287
Allakos Inc.(a)	815	5,509
Allogene Therapeutics Inc.(a)	2,090	23,931
Alnylam Pharmaceuticals Inc.(a)	4,160	572,416
Amgen Inc.	7,110	1,614,965
Amicus Therapeutics Inc.(a)	7,747	72,899
AnaptysBio Inc.(a)	408	13,044
Anavex Life Sciences Corp.(a)	2,160	28,253
ANI Pharmaceuticals Inc.(a)	168	6,791
Apellis Pharmaceuticals Inc.(a)	2,418	97,373
Applied Therapeutics Inc.(a)	427	1,315
Aprea Therapeutics Inc.(a)	506	1,058
Arcturus Therapeutics Holdings Inc.(a)	522	13,640
Arcus Biosciences Inc.(a)	1,709	52,637
Ardelyx Inc.(a)	2,063	1,704
Arena Pharmaceuticals Inc.(a)	1,899	174,670
Arrowhead Pharmaceuticals Inc.(a)	3,245	171,206
Assembly Biosciences Inc.(a)	528	982
Atara Biotherapeutics Inc.(a)	2,330	35,789
Athersys Inc.(a)	5,906	5,847
Avrobio Inc.(a)	721	1,399
Axsome Therapeutics Inc.(a)	938	25,739
Beam Therapeutics Inc.(a)(c)	1,621	112,189
BioCryst Pharmaceuticals Inc.(a)	5,610	86,675
Biogen Inc.(a)	4,276	966,376
Biohaven Pharmaceutical Holding Co. Ltd.(a)(c)	1,723	228,935
BioMarin Pharmaceutical Inc.(a)	5,875	520,701
Bio-Rad Laboratories Inc., Class A(a)	48	28,787
Bluebird Bio Inc.(a)	2,395	18,897
Blueprint Medicines Corp.(a)	1,703	131,301
Bridgebio Pharma Inc.(a)	2,670	26,353
C4 Therapeutics Inc.(a)	794	19,397
Calithera Biosciences Inc.(a)	2,634	1,712
Cara Therapeutics Inc.(a)	864	10,005
Cassava Sciences Inc.(a)(c)	1,269	56,153
Celldex Therapeutics Inc.(a)	1,189	36,871
Cerevel Therapeutics Holdings Inc.(a)	1,434	37,341
Certara Inc.(a)	620	16,573
ChemoCentryx Inc.(a)	1,769	47,568
Chinook Therapeutics Inc.(a)	219	2,825
Contra Flexion Therape(b)	936	580
Cortexyme Inc.(a)	427	2,596
Crinetics Pharmaceuticals Inc.(a)	822	15,528
Cue Biopharma Inc.(a)	986	7,287
Cymabay Therapeutics Inc.(a)	1,919	5,719
CytomX Therapeutics Inc.(a)	936	4,306
Deciphera Pharmaceuticals Inc.(a)	1,345	11,338
Denali Therapeutics Inc.(a)(c)	2,455	84,010

Security	Shares	Value

Biotechnology (continued)
Dynavax Technologies Corp.(a)	2,947	$38,223
Editas Medicine Inc.(a)	1,578	30,045
Emergent BioSolutions Inc.(a)	961	44,975
Epizyme Inc.(a)	2,279	2,803
Esperion Therapeutics Inc.(a)	744	3,192
Exelixis Inc.(a)	8,540	154,574
Fate Therapeutics Inc.(a)	2,496	103,609
FibroGen Inc.(a)	2,208	33,319
Frequency Therapeutics Inc.(a)	796	4,275
Geron Corp.(a)	2,952	3,306
Gilead Sciences Inc.	26,931	1,849,621
Global Blood Therapeutics Inc.(a)	1,801	51,959
GlycoMimetics Inc.(a)	1,105	1,315
Gossamer Bio Inc.(a)	1,536	14,730
Guardant Health Inc.(a)	957	66,559
Halozyme Therapeutics Inc.(a)(c)	3,818	132,141
Homology Medicines Inc.(a)(c)	1,027	3,820
Horizon Therapeutics PLC(a)	6,284	586,486
ImmunoGen Inc.(a)	4,558	25,753
Incyte Corp.(a)	5,613	417,214
Inhibrx Inc.(a)	692	18,380
Innoviva Inc.(a)	1,416	22,698
Inovio Pharmaceuticals Inc.(a)(c)	5,524	22,869
Insmed Inc.(a)	3,237	73,415
Instil Bio Inc.(a)	1,523	17,682
Intercept Pharmaceuticals Inc.(a)	815	13,358
Intra-Cellular Therapies Inc.(a)	2,326	110,462
Ionis Pharmaceuticals Inc.(a)	3,981	126,596
Iovance Biotherapeutics Inc.(a)	3,999	66,583
IVERIC bio Inc.(a)	3,022	42,127
Karuna Therapeutics Inc.(a)	503	55,863
Karyopharm Therapeutics Inc.(a)	2,252	20,043
Keros Therapeutics Inc.(a)	351	16,276
Kezar Life Sciences Inc.(a)	1,124	14,814
Kiniksa Pharmaceuticals Ltd., Class A(a)	668	7,502
Kodiak Sciences Inc.(a)	816	47,899
Krystal Biotech Inc.(a)	334	19,706
Kymera Therapeutics Inc.(a)	877	36,834
La Jolla Pharmaceutical Co.(a)	552	2,556
Lexicon Pharmaceuticals Inc.(a)	1,272	4,032
Ligand Pharmaceuticals Inc.(a)	504	62,814
MacroGenics Inc.(a)	1,609	19,871
Maravai LifeSciences Holdings Inc., Class A(a)	1,561	45,144
MEI Pharma Inc.(a)	4,028	7,774
Mersana Therapeutics Inc.(a)	1,916	9,139
Mirati Therapeutics Inc.(a)	1,595	190,283
Moderna Inc.(a)	11,008	1,863,985
Molecular Templates Inc.(a)	1,083	3,336
Myriad Genetics Inc.(a)	840	22,084
Nektar Therapeutics(a)	5,688	63,251
NextCure Inc.(a)	406	2,261
Novavax Inc.(a)	2,266	212,324
Nurix Therapeutics Inc.(a)	1,072	19,961
Omeros Corp.(a)	1,128	6,768
Pieris Pharmaceuticals Inc.(a)	1,536	5,591
Precigen Inc.(a)	1,056	2,724
Prothena Corp. PLC(a)	1,054	35,920
Provention Bio Inc.(a)(c)	1,218	6,528
PTC Therapeutics Inc.(a)	1,560	62,743
Puma Biotechnology Inc.(a)	936	2,303

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Radius Health Inc.(a)	1,200	$9,096
Recursion Pharmaceuticals Inc., Class A(a)	1,511	17,890
Regeneron Pharmaceuticals Inc.(a)	2,731	1,662,059
REGENXBIO Inc.(a)	816	21,542
Relay Therapeutics Inc.(a)	1,886	41,737
Replimune Group Inc.(a)	701	13,901
REVOLUTION Medicines Inc.(a)	1,820	39,166
Rigel Pharmaceuticals Inc.(a)	4,296	10,998
Rocket Pharmaceuticals Inc.(a)(c)	625	10,400
Royalty Pharma PLC, Class A	7,124	285,031
Rubius Therapeutics Inc.(a)	983	6,635
Sage Therapeutics Inc.(a)	1,566	61,732
Sana Biotechnology Inc.(a)	2,025	17,739
Sangamo Therapeutics Inc.(a)	3,792	22,866
Scholar Rock Holding Corp.(a)	790	14,070
Seagen Inc.(a)	4,074	547,994
Solid Biosciences Inc.(a)	385	470
Sorrento Therapeutics Inc.(a)	6,168	21,280
SpringWorks Therapeutics Inc.(a)	828	46,103
Stoke Therapeutics Inc.(a)	482	9,134
Syndax Pharmaceuticals Inc.(a)	1,153	18,840
TG Therapeutics Inc.(a)	4,131	47,796
Theravance Biopharma Inc.(a)	1,174	10,695
Travere Therapeutics Inc.(a)	1,128	31,020
Turning Point Therapeutics Inc.(a)	1,057	39,352
Twist Bioscience Corp.(a)	308	18,301
Ultragenyx Pharmaceutical Inc.(a)	1,868	130,629
United Therapeutics Corp.(a)	1,128	227,709
UroGen Pharma Ltd.(a)	385	2,972
Vaxart Inc.(a)	1,911	9,459
Vericel Corp.(a)	575	20,459
Vertex Pharmaceuticals Inc.(a)	7,330	1,781,556
Verve Therapeutics Inc.(a)	579	16,687
Viking Therapeutics Inc.(a)	1,558	5,780
Vir Biotechnology Inc.(a)	2,647	90,872
WaVe Life Sciences Ltd.(a)	504	1,104
Xencor Inc.(a)	1,440	49,493
Y-mAbs Therapeutics Inc.(a)	696	6,883
Zentalis Pharmaceuticals Inc.(a)	1,056	60,276

		17,901,258
Chemicals — 0.0%
Codexis Inc.(a)	1,081	22,161

Electrical Components & Equipment — 0.1%
Universal Display Corp.	336	51,579

Health Care - Products — 3.4%
10X Genomics Inc., Class A(a)	556	53,526
Abbott Laboratories	506	64,495
Adaptive Biotechnologies Corp.(a)	1,508	26,300
Axogen Inc.(a)	336	2,927
Baxter International Inc.	2,271	194,034
CareDx Inc.(a)	410	17,138
Cerus Corp.(a)	3,620	19,403
Cooper Companies Inc. (The)	211	84,041
Exact Sciences Corp.(a)	1,637	125,001
Glaukos Corp.(a)	624	33,222
Haemonetics Corp.(a)	312	15,085
ICU Medical Inc.(a)	120	25,603
IDEXX Laboratories Inc.(a)	78	39,570

Security	Shares	Value

Health Care - Products (continued)
Inspire Medical Systems Inc.(a)	268	$59,306
Insulet Corp.(a)	191	47,368
Integra LifeSciences Holdings Corp.(a)	408	26,414
Intersect ENT Inc.(a)	432	11,837
Intuitive Surgical Inc.(a)	150	42,627
Lantheus Holdings Inc.(a)	1,246	31,661
Lantheus Holdings Inc. New(b)(c)	1,001	—
NanoString Technologies Inc.(a)	428	14,860
Natera Inc.(a)	456	32,216
Nevro Corp.(a)	336	22,075
Novocure Ltd.(a)	1,466	100,641
Penumbra Inc.(a)	121	27,347
Repligen Corp.(a)	698	138,441
ResMed Inc.	382	87,325

		1,342,463
Health Care - Services — 2.0%
Catalent Inc.(a)	1,724	179,175
Charles River Laboratories International Inc.(a)	505	166,529
ICON PLC(a)(c)	287	76,262
IQVIA Holdings Inc.(a)	988	241,961
Medpace Holdings Inc.(a)	239	42,413
OPKO Health Inc.(a)	5,496	17,203
Syneos Health Inc.(a)	672	60,856

		784,399
Pharmaceuticals — 48.4%
AbbVie Inc.	17,004	2,327,678
Aclaris Therapeutics Inc.(a)	816	8,911
Aeglea BioTherapeutics Inc.(a)	1,561	6,712
Aerie Pharmaceuticals Inc.(a)	1,080	7,949
Agios Pharmaceuticals Inc.(a)	1,942	59,988
Akebia Therapeutics Inc.(a)	4,920	9,791
Alector Inc.(a)	1,922	30,483
Alkermes PLC(a)	4,033	102,842
AmerisourceBergen Corp.	474	64,559
Amneal Pharmaceuticals Inc.(a)	3,217	14,251
Amphastar Pharmaceuticals Inc.(a)	792	18,287
Anika Therapeutics Inc.(a)	240	7,632
Antares Pharma Inc.(a)	3,552	11,970
Arvinas Inc.(a)	1,278	91,364
AstraZeneca PLC	4,238	246,694
Athenex Inc.(a)	1,945	1,984
Bausch Health Companies Inc.(a)(c)	5,328	130,909
Bioxcel Therapeutics Inc.(a)	390	6,591
Bristol-Myers Squibb Co.	29,159	1,892,128
Catalyst Pharmaceuticals Inc.(a)	1,801	10,374
Clovis Oncology Inc.(a)	1,392	2,840
Coherus Biosciences Inc.(a)	1,847	22,829
Collegium Pharmaceutical Inc.(a)	648	11,567
Concert Pharmaceuticals Inc.(a)	576	1,745
Contra Adamas Pharmace	552	33
Contra Adamas Pharmace	552	33
Corbus Pharmaceuticals Holdings Inc.(a)(c)	1,344	591
Corcept Therapeutics Inc.(a)	2,640	49,553
Cyclerion Therapeutics Inc.(a)	360	475
Cytokinetics Inc.(a)(c)	2,329	77,300
Dexcom Inc.(a)	435	187,259
Eagle Pharmaceuticals Inc./DE(a)	336	15,436
Elanco Animal Health Inc.(a)	4,965	129,289
Eli Lilly & Co.	9,180	2,252,680

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Enanta Pharmaceuticals Inc.(a)	408	$24,243
Endo International PLC(a)	3,580	11,420
G1 Therapeutics Inc.(a)	528	5,322
Harmony Biosciences Holdings Inc.(a)	402	14,416
Heron Therapeutics Inc.(a)	1,968	17,141
Intellia Therapeutics Inc.(a)	2,264	214,107
Ironwood Pharmaceuticals Inc.(a)	3,600	40,140
Jazz Pharmaceuticals PLC(a)	1,612	223,923
Johnson & Johnson	23,552	4,057,774
Jounce Therapeutics Inc.(a)	432	3,231
Kala Pharmaceuticals Inc.(a)	1,468	1,299
Kura Oncology Inc.(a)	1,747	24,615
Lannett Co. Inc.(a)	696	1,065
Madrigal Pharmaceuticals Inc.(a)	238	13,704
MediciNova Inc.(a)	984	2,381
Merck & Co. Inc.	25,931	2,112,858
Morphic Holding Inc.(a)	316	13,408
Neurocrine Biosciences Inc.(a)	2,735	216,120
Ocugen Inc.(a)	5,388	19,127
Ocular Therapeutix Inc.(a)	1,949	11,031
Odonate Therapeutics Inc.(a)	384	465
Organon & Co.	3,105	99,081
Pacira BioSciences Inc.(a)	912	57,246
Paratek Pharmaceuticals Inc.(a)	744	3,013
Perrigo Co. PLC	1,892	72,028
Pfizer Inc.	46,715	2,461,413
Prestige Consumer Healthcare Inc.(a)	384	21,677
Protagonist Therapeutics Inc.(a)	1,104	32,336
Reata Pharmaceuticals Inc., Class A(a)	745	20,949
Relmada Therapeutics Inc.(a)	384	7,062
Revance Therapeutics Inc.(a)	1,877	25,020
Rhythm Pharmaceuticals Inc.(a)	1,054	7,810
Sarepta Therapeutics Inc.(a)	2,396	171,482
Seres Therapeutics Inc.(a)	1,422	11,860
Spectrum Pharmaceuticals Inc.(a)	2,681	1,880
Supernus Pharmaceuticals Inc.(a)(c)	1,320	40,722
Synergy Pharmaceuticals Inc.(a)(c)	1,136	7
Syros Pharmaceuticals Inc.(a)	1,389	2,750
TherapeuticsMD Inc.(a)	3,840	1,165
Tricida Inc.(a)	768	7,795

Security	Shares	Value

Pharmaceuticals (continued)
Vanda Pharmaceuticals Inc.(a)	1,344	$20,375
Viatris Inc.	15,646	234,221
Voyager Therapeutics Inc.(a)	768	2,197
Zoetis Inc.	5,453	1,089,455
Zogenix Inc.(a)	1,728	44,945

		19,267,006
Software — 0.1%
Schrodinger Inc.(a)	1,012	28,690

Telecommunications — 0.0%
InterDigital Inc.	216	14,910

Total Common Stocks — 99.0% (Cost: $35,893,867)		39,412,466

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	514,495	514,649
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	322,000	322,000

		836,649

Total Short-Term Investments — 2.1% (Cost: $836,584)		836,649

Total Investments in Securities — 101.1% (Cost: $36,730,451)		40,249,115

Other Assets, Less Liabilities — (1.1)%		(439,198)

Net Assets — 100.0%		$39,809,917

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$370,601	$144,154	(a)	$—		$(77)	$(29)	$514,649	514,495	$624	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	592,000	—		(270,000	)(a)	—	—	322,000	322,000	20		—

						$(77)	$(29)	$836,649		$644		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Innovative Healthcare ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$39,410,790	$66	$1,610	$39,412,466
Money Market Funds	836,649	—	—	836,649

	$40,247,439	$66	$1,610	$40,249,115

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) January 31, 2022	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Clear Channel Outdoor Holdings Inc.(a)	4,389	$13,430
National CineMedia Inc.	2,410	6,363

		19,793
Commercial Services — 1.5%
Graham Holdings Co., Class B	120	71,415
John Wiley & Sons Inc., Class A	509	25,832
Nielsen Holdings PLC	7,619	143,694
Viad Corp.(a)	160	6,027

		246,968
Entertainment — 8.9%
AMC Entertainment Holdings Inc., Class A(a)	9,888	158,801
Caesars Entertainment Inc.(a)	1,013	77,130
Churchill Downs Inc.	430	90,429
Cinemark Holdings Inc.(a)	3,110	46,961
DraftKings Inc., Class A(a)	5,361	118,425
IMAX Corp.(a)	1,920	33,120
Lions Gate Entertainment Corp., Class A(a)	4,030	63,190
Lions Gate Entertainment Corp., Class B, NVS(a)	7,597	110,764
Live Nation Entertainment Inc.(a)	2,711	296,882
Madison Square Garden Entertainment Corp.(a)	594	42,073
Madison Square Garden Sports Corp.(a)	480	79,714
Penn National Gaming Inc.(a)	607	27,685
Reading International Inc., Class A, NVS(a)	450	2,003
Scientific Games Corp./DE, Class A(a)	1,322	76,279
SeaWorld Entertainment Inc.(a)	1,190	70,900
Six Flags Entertainment Corp.(a)	1,870	73,846
Warner Music Group Corp., Class A	1,748	74,290

		1,442,492
Home Furnishings — 0.8%
Dolby Laboratories Inc., Class A	1,410	123,869

Internet — 16.9%
Alphabet Inc., Class A(a)	139	376,144
Alphabet Inc., Class C, NVS(a)	139	377,242
fuboTV Inc.(a)	4,848	52,067
IAC/InterActiveCorp.(a)(b)	1,419	193,750
Match Group Inc.(a)	897	101,092
Netflix Inc.(a)	1,692	722,721
Roku Inc., Class A(a)	2,897	475,253
Twitter Inc.(a)	11,604	435,266
Vimeo Inc.(a)	814	11,925

		2,745,460
Leisure Time — 0.1%
Carnival Corp.(a)	471	9,330
Liberty TripAdvisor Holdings Inc., Class A(a)	871	1,960

		11,290
Lodging — 0.2%
Las Vegas Sands Corp.(a)	635	27,813
Marcus Corp. (The)(a)	300	5,055

		32,868
Media — 54.4%
Altice USA Inc., Class A(a)	6,608	95,287
AMC Networks Inc., Class A(a)	1,884	80,315
Audacy Inc(a)	6,620	16,020
Cable One Inc.	162	250,246
Charter Communications Inc., Class A(a)	1,138	675,221
Comcast Corp., Class A	15,969	798,290

Security	Shares	Value

Media (continued)
Discovery Inc., Class A(a)(b)	8,361	$233,356
Discovery Inc., Class C, NVS(a)	17,997	492,218
DISH Network Corp., Class A(a)	6,944	218,042
Endeavor Group Holdings Inc.(a)	3,930	123,284
Entravision Communications Corp., Class A	1,518	9,199
EW Scripps Co. (The), Class A(a)	4,122	84,501
Fox Corp., Class A, NVS	19,818	804,809
Fox Corp., Class B	11,160	414,929
Gannett Co. Inc.(a)	2,169	10,541
Gray Television Inc.	5,738	119,637
Hemisphere Media Group Inc.(a)	1,030	6,685
iHeartMedia Inc., Class A(a)	2,255	45,438
Liberty Broadband Corp., Class A(a)	767	112,250
Liberty Broadband Corp., Class C, NVS(a)	3,679	546,000
Liberty Global PLC, Class A(a)	3,110	84,343
Liberty Global PLC, Class C, NVS(a)	8,980	242,819
Liberty Latin America Ltd., Class A(a)	388	4,245
Liberty Latin America Ltd., Class C, NVS(a)	2,280	24,647
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	720	33,300
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	827	38,480
New York Times Co. (The), Class A	1,182	47,315
News Corp., Class A, NVS	14,599	324,682
News Corp., Class B	4,320	96,077
Nexstar Media Group Inc., Class A	3,047	503,913
Saga Communications Inc., Class A	270	5,989
Scholastic Corp.	540	22,151
Sinclair Broadcast Group Inc., Class A	3,629	99,725
Sirius XM Holdings Inc.(b)	37,721	239,906
TEGNA Inc.	14,208	275,067
ViacomCBS Inc., Class A	329	12,035
ViacomCBS Inc., Class B, NVS	21,652	724,259
Walt Disney Co. (The)(a)	5,379	769,036
World Wrestling Entertainment Inc., Class A	2,722	135,937

		8,820,194
Real Estate Investment Trusts — 1.2%
Lamar Advertising Co., Class A	1,150	127,374
Ryman Hospitality Properties Inc.(a)	802	70,897

		198,271
Retail — 1.0%
GameStop Corp., Class A(a)	719	78,321
Qurate Retail Inc. Series A	11,813	83,045

		161,366
Software — 10.9%
Activision Blizzard Inc.	8,041	635,319
Daily Journal Corp.(a)	20	6,480
Electronic Arts Inc.	4,569	606,124
Playtika Holding Corp.(a)	698	11,887
Take-Two Interactive Software Inc.(a)	2,160	352,814
Xperi Holding Corp.	1,069	18,034
Zynga Inc., Class A(a)	14,219	128,966

		1,759,624
Telecommunications — 0.5%
AT&T Inc.	2,181	55,615
Harmonic Inc.(a)(b)	1,160	12,482
Shenandoah Telecommunications Co.	752	17,123

		85,220
Toys, Games & Hobbies — 2.9%
Hasbro Inc.	4,098	378,983

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Toys, Games & Hobbies (continued)
Mattel Inc.(a)	4,571	$95,625

		474,608

Total Common Stocks — 99.4% (Cost: $16,048,874)		16,122,023

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	644,773	644,966
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	158,000	158,000

		802,966

Total Short-Term Investments — 5.0% (Cost: $802,957)		802,966

Total Investments in Securities — 104.4% (Cost: $16,851,831)		16,924,989

Other Assets, Less Liabilities — (4.4)%		(710,138)

Net Assets — 100.0%		$16,214,851

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$924,521	$—		$(279,422	)(a)	$(131)	$(2)	$644,966	644,773	$1,020	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	118,000	40,000	(a)	—		—	—	158,000	158,000	4		—

						$(131)	$(2)	$802,966		$1,024		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$16,122,023	$—	$—	$16,122,023
Money Market Funds	802,966	—	—	802,966

	$16,924,989	$—	$—	$16,924,989

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) January 31, 2022	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.3%
Interpublic Group of Companies Inc. (The)	3,063	$108,859
Omnicom Group Inc.	1,508	113,643
Trade Desk Inc. (The), Class A(a)	4,203	292,276

		514,778
Aerospace & Defense — 0.0%
L3Harris Technologies Inc.	307	64,252

Banks — 0.3%
JPMorgan Chase & Co.	2,964	440,450

Biotechnology — 0.2%
Illumina Inc.(a)	569	198,479
Incyte Corp.(a)	531	39,469

		237,948
Commercial Services — 3.9%
2U Inc.(a)	364	5,875
Automatic Data Processing Inc.	3,882	800,352
Block Inc.(a)	3,732	456,386
Booz Allen Hamilton Holding Corp.	680	52,176
Chegg Inc.(a)	1,401	37,084
CoStar Group Inc.(a)	3,153	221,215
Equifax Inc.	728	174,545
FleetCor Technologies Inc.(a)	520	123,895
Gartner Inc.(a)	832	244,517
Global Payments Inc.	1,713	256,744
IHS Markit Ltd.	2,341	273,405
Korn Ferry	416	27,614
LiveRamp Holdings Inc.(a)	52	2,322
MarketAxess Holdings Inc.	156	53,739
Moody’s Corp.	676	231,868
Nielsen Holdings PLC	1,766	33,307
Paylocity Holding Corp.(a)	515	105,050
PayPal Holdings Inc.(a)	9,817	1,687,935
Robert Half International Inc.	572	64,785
S&P Global Inc.	1,248	518,195
Sabre Corp.(a)	1,612	14,750
TransUnion	1,248	128,694
Verisk Analytics Inc.	780	152,981

		5,667,434
Computers — 16.5%
Accenture PLC, Class A	5,557	1,964,844
Apple Inc.	98,754	17,260,224
CACI International Inc., Class A(a)	156	38,604
Cognizant Technology Solutions Corp., Class A	4,995	426,673
Crowdstrike Holdings Inc., Class A(a)	2,129	384,582
Dell Technologies Inc., Class C(a)	2,080	118,165
DXC Technology Co.(a)	2,912	87,593
EPAM Systems Inc.(a)	416	198,074
Fortinet Inc.(a)	1,664	494,607
Genpact Ltd.	1,196	59,501
Hewlett Packard Enterprise Co.	13,106	214,021
HP Inc.	8,574	314,923
International Business Machines Corp.	10,798	1,442,289
Kyndryl Holdings Inc.(a)	2,159	36,444
Lumentum Holdings Inc.(a)	312	31,662
NCR Corp.(a)	832	31,666
NetApp Inc.	2,810	243,093
Pure Storage Inc., Class A(a)	1,144	30,305

Security	Shares	Value

Computers (continued)
Qualys Inc.(a)	416	$53,306
Rapid7 Inc.(a)	680	65,504
Seagate Technology Holdings PLC	1,872	200,585
Varonis Systems Inc.(a)	1,447	53,915
Western Digital Corp.(a)	2,496	129,143
Zscaler Inc.(a)	989	254,282

		24,134,005
Cosmetics & Personal Care — 0.2%
Procter & Gamble Co. (The)	1,539	246,933

Distribution & Wholesale — 0.1%
Copart Inc.(a)	624	80,652
KAR Auction Services Inc.(a)	468	6,655

		87,307
Diversified Financial Services — 5.3%
Cboe Global Markets Inc.	520	61,636
CME Group Inc.	1,768	405,756
Coinbase Global Inc., Class A(a)	1,520	289,028
Discover Financial Services	416	48,152
Interactive Brokers Group Inc., Class A	312	21,275
Intercontinental Exchange Inc.	3,016	382,006
Invesco Ltd.	1,146	25,968
Mastercard Inc., Class A	7,192	2,778,845
Nasdaq Inc.	572	102,508
SEI Investments Co.	624	36,573
Tradeweb Markets Inc., Class A	1,510	128,003
Visa Inc., Class A	15,092	3,413,358
Western Union Co. (The)	2,028	38,349

		7,731,457
Electronics — 0.5%
Agilent Technologies Inc.	830	115,636
Allegion PLC	317	38,905
Coherent Inc.(a)	104	26,882
Flex Ltd.(a)	3,015	48,783
Garmin Ltd.	469	58,353
Keysight Technologies Inc.(a)	1,092	184,351
Mettler-Toledo International Inc.(a)	51	75,107
National Instruments Corp.	988	40,725
TD SYNNEX Corp.	208	21,751
Trimble Inc.(a)	1,352	97,560

		708,053
Energy - Alternate Sources — 0.1%
Enphase Energy Inc.(a)	734	103,105
SolarEdge Technologies Inc.(a)	275	65,511
Sunrun Inc.(a)(b)	1,082	28,056

		196,672
Health Care - Products — 0.2%
10X Genomics Inc., Class A(a)	406	39,086
Align Technology Inc.(a)	322	159,377
Avantor Inc.(a)	3,204	119,605

		318,068
Health Care - Services — 0.2%
Charles River Laboratories International Inc.(a)	304	100,247
IQVIA Holdings Inc.(a)	572	140,083
Teladoc Health Inc.(a)	849	65,127

		305,457
Insurance — 0.3%
Aon PLC, Class A	677	187,150

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Marsh & McLennan Companies Inc.	1,404	$215,710
Willis Towers Watson PLC	454	106,218

		509,078
Internet — 24.4%
Airbnb Inc., Class A(a)	2,319	357,056
Alphabet Inc., Class A(a)	2,653	7,179,204
Alphabet Inc., Class C, NVS(a)	2,588	7,023,754
Amazon.com Inc.(a)	2,618	7,831,669
Anaplan Inc.(a)	1,399	67,544
Booking Holdings Inc.(a)	212	520,700
CDW Corp./DE	1,144	216,273
DoorDash Inc., Class A(a)	2,301	261,141
eBay Inc.	5,530	332,187
Etsy Inc.(a)	903	141,843
Expedia Group Inc.(a)	676	123,904
F5 Inc.(a)	676	140,351
GoDaddy Inc., Class A(a)	1,196	90,549
IAC/InterActiveCorp.(a)	561	76,599
Lyft Inc., Class A(a)	1,980	76,270
Mandiant Inc.(a)	1,612	24,325
Match Group Inc.(a)	1,601	180,433
MercadoLibre Inc.(a)(b)	297	336,222
Meta Platforms Inc, Class A(a)	23,147	7,251,029
Mimecast Ltd.(a)	648	51,652
Netflix Inc.(a)	1,286	549,302
NortonLifeLock Inc.	5,146	133,847
Okta Inc.(a)	2,025	400,727
Palo Alto Networks Inc.(a)	1,040	538,096
Pinterest Inc., Class A(a)	2,879	85,103
Q2 Holdings Inc.(a)	518	33,800
Robinhood Markets Inc., Class A(a)	4,267	60,378
Roku Inc., Class A(a)	693	113,687
Snap Inc., Class A, NVS(a)	11,469	373,201
Twitter Inc.(a)	5,981	224,347
Uber Technologies Inc.(a)	11,436	427,706
Upwork Inc.(a)	2,798	76,106
VeriSign Inc.(a)	932	202,412
Zendesk Inc.(a)	884	87,083
Zillow Group Inc., Class C, NVS(a)	728	36,749

		35,625,249
Leisure Time — 0.0%
Peloton Interactive Inc., Class A(a)	1,393	38,071

Machinery — 0.1%
Cognex Corp.	1,040	69,118
Rockwell Automation Inc.	208	60,158

		129,276
Manufacturing — 0.0%
Axon Enterprise Inc.(a)	431	60,310

Media — 0.1%
FactSet Research Systems Inc.	260	109,691

Office & Business Equipment — 0.1%
Zebra Technologies Corp., Class A(a)	416	211,794

Pharmaceuticals — 0.1%
Zoetis Inc.	415	82,913

Private Equity — 0.1%
Blackstone Inc., NVS	970	128,011

Security	Shares	Value

Real Estate — 0.1%
CBRE Group Inc., Class A(a)	1,087	$110,157
Jones Lang LaSalle Inc.(a)	208	52,164

		162,321
Real Estate Investment Trusts — 0.3%
Digital Realty Trust Inc.	985	146,992
Equinix Inc.	407	295,034
Iron Mountain Inc.	1,404	64,472

		506,498
Retail — 0.2%
Best Buy Co. Inc.	728	72,276
Carvana Co., Class A(a)	353	57,207
Home Depot Inc. (The)	381	139,819

		269,302
Semiconductors — 12.7%
Advanced Micro Devices Inc.(a)	11,651	1,331,127
Analog Devices Inc.	3,268	535,854
Applied Materials Inc.	4,481	619,185
Broadcom Inc.	3,357	1,966,799
Intel Corp.	24,625	1,202,193
KLA Corp.	884	344,115
Lam Research Corp.	736	434,181
Lattice Semiconductor Corp.(a)	1,266	69,909
Marvell Technology Inc.	7,540	538,356
Microchip Technology Inc.	3,328	257,853
Micron Technology Inc.	7,964	655,198
Monolithic Power Systems Inc.	312	125,714
NVIDIA Corp.	26,445	6,475,323
NXP Semiconductors NV	1,971	404,922
ON Semiconductor Corp.(a)	2,807	165,613
Qorvo Inc.(a)	783	107,490
QUALCOMM Inc.	7,990	1,404,322
Silicon Laboratories Inc.(a)	364	60,129
Skyworks Solutions Inc.	1,149	168,351
Synaptics Inc.(a)	653	137,359
Teradyne Inc.	1,191	139,859
Texas Instruments Inc.	5,100	915,399
Wolfspeed Inc.(a)	884	83,308
Xilinx Inc.	2,184	422,713

		18,565,272
Software — 30.9%
ACI Worldwide Inc.(a)	1,040	35,745
Activision Blizzard Inc.	5,081	401,450
Adobe Inc.(a)	5,154	2,753,782
Akamai Technologies Inc.(a)	1,560	178,698
Alteryx Inc., Class A(a)	781	44,572
ANSYS Inc.(a)	728	247,527
Appian Corp.(a)	616	34,724
Aspen Technology Inc.(a)	520	78,083
Autodesk Inc.(a)	2,181	544,792
Avalara Inc.(a)	677	74,213
Bentley Systems Inc., Class B	1,560	62,665
Bill.com Holdings Inc.(a)	1,059	199,314
Black Knight Inc.(a)	728	54,309
Blackbaud Inc.(a)	468	31,890
Blackline Inc.(a)	832	76,436
Box Inc., Class A(a)	1,404	36,687
Broadridge Financial Solutions Inc.	728	115,912
Cadence Design Systems Inc.(a)	2,548	387,653
CDK Global Inc.	988	42,454

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ceridian HCM Holding Inc.(a)	1,455	$110,318
Cerner Corp.	1,508	137,530
Citrix Systems Inc.	1,456	148,425
Clarivate PLC(a)	3,412	56,161
Cloudflare Inc., Class A(a)	1,975	190,390
CommVault Systems Inc.(a)	468	31,571
Concentrix Corp.	328	65,925
Consensus Cloud Solutions Inc.(a)	121	6,861
Coupa Software Inc.(a)	832	111,713
Datadog Inc., Class A(a)	3,497	510,947
DocuSign Inc.(a)	2,030	255,313
Dropbox Inc., Class A(a)	3,117	77,146
Dynatrace Inc.(a)	2,348	128,811
Elastic NV(a)	676	63,037
Electronic Arts Inc.	1,924	255,238
Everbridge Inc.(a)	469	23,975
Fair Isaac Corp.(a)	260	128,697
Fidelity National Information Services Inc.	3,798	455,456
Fiserv Inc.(a)	4,512	476,918
Five9 Inc.(a)	776	97,543
Guidewire Software Inc.(a)(b)	676	68,168
HubSpot Inc.(a)	523	255,642
Intuit Inc.	2,475	1,374,194
Jack Henry & Associates Inc.	624	104,713
Manhattan Associates Inc.(a)	676	90,496
Microsoft Corp.	69,033	21,467,882
MicroStrategy Inc., Class A(a)	157	57,778
MongoDB Inc.(a)	518	209,847
MSCI Inc.	624	334,539
New Relic Inc.(a)	468	49,205
Nuance Communications Inc.(a)	2,451	135,418
Nutanix Inc., Class A(a)	2,338	63,921
Oracle Corp.	21,602	1,753,218
Palantir Technologies Inc., Class A(a)	21,629	296,534
Paychex Inc.	2,390	281,446
Paycom Software Inc.(a)	468	156,920
Pegasystems Inc.	416	41,276
PTC Inc.(a)	1,248	145,092
RingCentral Inc., Class A(a)	724	127,779
Roper Technologies Inc.	155	67,760
SailPoint Technologies Holdings Inc.(a)	1,287	49,794
salesforce.com Inc.(a)	11,290	2,626,393
ServiceNow Inc.(a)	2,292	1,342,608
Smartsheet Inc., Class A(a)	1,564	97,312
Snowflake Inc., Class A(a)	3,941	1,087,322
Splunk Inc.(a)	1,929	239,042
SPS Commerce Inc.(a)	821	101,681
SS&C Technologies Holdings Inc.	1,352	107,984
Synopsys Inc.(a)	1,456	452,088
Take-Two Interactive Software Inc.(a)	625	102,087
Teradata Corp.(a)	2,444	98,591
Twilio Inc., Class A(a)	2,323	478,817

Security	Shares	Value

Software (continued)
Tyler Technologies Inc.(a)	312	$147,826
UiPath Inc., Class A(a)	3,150	115,069
Unity Software Inc.(a)	2,517	264,663
Veeva Systems Inc., Class A(a)	1,393	329,500
Verint Systems Inc.(a)	624	32,030
VMware Inc., Class A	2,321	298,202
Workday Inc., Class A(a)	2,444	618,356
Workiva Inc.(a)	879	103,968
Ziff Davis Inc.(a)	364	38,242
Zoom Video Communications Inc., Class A(a)	2,525	389,557
ZoomInfo Technologies Inc.(a)	3,066	162,069
Zynga Inc., Class A(a)	5,668	51,409

		45,149,319
Telecommunications — 2.1%
Arista Networks Inc.(a)	2,496	310,278
Ciena Corp.(a)	1,248	82,755
Cisco Systems Inc.	41,582	2,314,870
CommScope Holding Co. Inc.(a)	832	7,813
Juniper Networks Inc.	3,692	128,555
Motorola Solutions Inc.	832	192,974

		3,037,245
Transportation — 0.1%
Expeditors International of Washington Inc.	676	77,388
FedEx Corp.	472	116,046

		193,434

Total Common Stocks — 99.4% (Cost: $111,761,876)		145,430,598

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	406,106	406,228
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	860,000	860,000

		1,266,228

Total Short-Term Investments — 0.9% (Cost: $1,266,228)		1,266,228

Total Investments in Securities — 100.3% (Cost: $113,028,104)		146,696,826

Other Assets, Less Liabilities — (0.3)%		(403,319)

Net Assets — 100.0%		$146,293,507

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Evolved U.S. Technology ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$105,468	$300,822	(a)	$—		$(62)	$—	$406,228	406,106	$220	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	890,000	—		(30,000	)(a)	—	—	860,000	860,000	19		—

						$(62)	$—	$1,266,228		$239		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$145,430,598	$—	$—	$145,430,598
Money Market Funds	1,266,228	—	—	1,266,228

	$146,696,826	$—	$—	$146,696,826

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Statements of Assets and Liabilities  (unaudited)

January 31, 2022

	iShares Evolved U.S. Consumer Staples ETF	iShares Evolved U.S. Discretionary Spending ETF	iShares Evolved U.S. Financials ETF	iShares Evolved U.S. Healthcare Staples ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$17,045,544	$26,475,949	$9,959,005	$39,594,406
Affiliated(c)	76,124	493,424	62,903	304,021
Cash	3,886	1,088	5,990	6,322
Receivables:
Investments sold	—	—	4,565	—
Securities lending income — Affiliated	45	32	1	19
Dividends	18,001	9,942	6,288	29,201

Total assets	17,143,600	26,980,435	10,038,752	39,933,969

LIABILITIES
Collateral on securities loaned, at value	6,122	348,242	2,904	148,037
Payables:
Investment advisory fees	2,586	4,163	1,377	6,145

Total liabilities	8,708	352,405	4,281	154,182

NET ASSETS	$17,134,892	$26,628,030	$10,034,471	$39,779,787

NET ASSETS CONSIST OF:
Paid-in capital	$15,416,651	$22,102,969	$8,269,925	$33,757,115
Accumulated earnings	1,718,241	4,525,061	1,764,546	6,022,672

NET ASSETS	$17,134,892	$26,628,030	$10,034,471	$39,779,787

Shares outstanding	500,000	600,000	300,000	950,000

Net asset value	$34.27	$44.38	$33.45	$41.87

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$6,640	$364,193	$2,974	$150,227
(b) Investments, at cost — Unaffiliated	$15,257,566	$22,393,566	$8,182,420	$33,527,817
(c) Investments, at cost — Affiliated	$76,121	$493,422	$62,903	$304,021

See notes to financial statements.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2022

	iShares Evolved U.S. Innovative Healthcare ETF	iShares Evolved U.S. Media and Entertainment ETF	iShares Evolved U.S. Technology ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$39,412,466	$16,122,023	$145,430,598
Affiliated(c)	836,649	802,966	1,266,228
Cash	9,062	—	7,861
Receivables:
Securities lending income — Affiliated	157	423	63
Dividends	72,835	3,956	17,676

Total assets	40,331,169	16,929,368	146,722,426

LIABILITIES
Bank overdraft	—	66,739	—
Collateral on securities loaned, at value	515,103	645,277	406,272
Payables:
Investment advisory fees	6,149	2,501	22,647

Total liabilities	521,252	714,517	428,919

NET ASSETS	$39,809,917	$16,214,851	$146,293,507

NET ASSETS CONSIST OF:
Paid-in capital	$35,745,039	$16,461,827	$110,790,112
Accumulated earnings (loss)	4,064,878	(246,976)	35,503,395

NET ASSETS	$39,809,917	$16,214,851	$146,293,507

Shares outstanding	1,200,000	500,000	2,600,000

Net asset value	$33.17	$32.43	$56.27

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$522,154	$654,222	$428,058
(b) Investments, at cost — Unaffiliated	$35,893,867	$16,048,874	$111,761,876
(c) Investments, at cost — Affiliated	$836,584	$802,957	$1,266,228

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Operations  (unaudited)

Six Months Ended January 31, 2022

	iShares Evolved U.S. Consumer Staples ETF	iShares Evolved U.S. Discretionary Spending ETF	iShares Evolved U.S. Financials ETF	iShares Evolved U.S. Healthcare Staples ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$191,380	$117,990	$71,454	$159,728
Dividends — Affiliated	3	7	4	32
Securities lending income — Affiliated — net	178	212	8	81
Foreign taxes withheld	(24)	—	(23)	—

Total investment income	191,537	118,209	71,443	159,841

EXPENSES
Investment advisory fees	13,792	22,941	6,511	33,325
Miscellaneous	218	—	217	217

Total expenses	14,010	22,941	6,728	33,542

Net investment income	177,527	95,268	64,715	126,299

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	8,631	459,355	9,899	(91,957)
Investments — Affiliated	(6)	(56)	—	(24)

Net realized gain (loss)	8,625	459,299	9,899	(91,981)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	487,918	(1,194,616)	470,667	(1,304,763)
Investments — Affiliated	(1)	(1)	—	(2)

Net change in unrealized appreciation (depreciation)	487,917	(1,194,617)	470,667	(1,304,765)

Net realized and unrealized gain (loss)	496,542	(735,318)	480,566	(1,396,746)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$674,069	$(640,050)	$545,281	$(1,270,447)

See notes to financial statements.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended January 31, 2022

	iShares Evolved U.S. Innovative Healthcare ETF	iShares Evolved U.S. Media and Entertainment ETF	iShares Evolved U.S. Technology ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$269,454	$39,662	$412,346
Dividends — Affiliated	20	4	19
Securities lending income — Affiliated — net	624	1,020	220

Total investment income	270,098	40,686	412,585

EXPENSES
Investment advisory fees	37,679	16,049	134,133
Miscellaneous	—	217	218

Total expenses	37,679	16,266	134,351

Net investment income	232,419	24,420	278,234

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	598,491	(197,412)	573,361
Investments — Affiliated	(77)	(131)	(62)
In-kind redemptions — Unaffiliated	—	—	1,576,636

Net realized gain (loss)	598,414	(197,543)	2,149,935

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(3,329,266)	(2,132,672)	(3,312,934)
Investments — Affiliated	(29)	(2)	—

Net change in unrealized appreciation (depreciation)	(3,329,295)	(2,132,674)	(3,312,934)

Net realized and unrealized loss	(2,730,881)	(2,330,217)	(1,162,999)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,498,462)	$(2,305,797)	$(884,765)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Changes in Net Assets

	iShares Evolved U.S. Consumer Staples ETF		iShares Evolved U.S. Discretionary Spending ETF

	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$177,527	$391,716	$95,268	$187,745
Net realized gain	8,625	1,823,303	459,299	1,792,839
Net change in unrealized appreciation (depreciation)	487,917	480,418	(1,194,617)	3,689,056

Net increase (decrease) in net assets resulting from operations	674,069	2,695,437	(640,050)	5,669,640

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(214,441)	(377,726)	(95,305)	(182,616)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,741,757	2,756,445	4,731,128	5,164,697

NET ASSETS
Total increase in net assets	2,201,385	5,074,156	3,995,773	10,651,721
Beginning of period	14,933,507	9,859,351	22,632,257	11,980,536

End of period	$17,134,892	$14,933,507	$26,628,030	$22,632,257

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Evolved U.S. Financials ETF		iShares Evolved U.S. Healthcare Staples ETF

	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$64,715	$111,485	$126,299	$194,707
Net realized gain (loss)	9,899	3,090	(91,981)	1,001,141
Net change in unrealized appreciation (depreciation)	470,667	2,107,873	(1,304,765)	5,124,434

Net increase (decrease) in net assets resulting from operations	545,281	2,222,448	(1,270,447)	6,320,282

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(70,771)	(109,149)	(164,281)	(166,995)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,331,765	—	6,539,870	13,514,706

NET ASSETS
Total increase in net assets	3,806,275	2,113,299	5,105,142	19,667,993
Beginning of period	6,228,196	4,114,897	34,674,645	15,006,652

End of period	$10,034,471	$6,228,196	$39,779,787	$34,674,645

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets (continued)

	iShares Evolved U.S. Innovative Healthcare ETF		iShares Evolved U.S. Media and Entertainment ETF

	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$232,419	$435,435	$24,420	$105,029
Net realized gain (loss)	598,414	785,765	(197,543)	2,196,957
Net change in unrealized appreciation (depreciation)	(3,329,295)	5,285,722	(2,132,674)	1,724,157

Net increase (decrease) in net assets resulting from operations	(2,498,462)	6,506,922	(2,305,797)	4,026,143

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(761,865)	(885,686)	(172,334)	(103,291)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,671,174	12,756,828	—	5,551,639

NET ASSETS
Total increase (decrease) in net assets	410,847	18,378,064	(2,478,131)	9,474,491
Beginning of period	39,399,070	21,021,006	18,692,982	9,218,491

End of period	$39,809,917	$39,399,070	$16,214,851	$18,692,982

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets   (continued)

	iShares Evolved U.S. Technology ETF

	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$278,234	$437,300
Net realized gain	2,149,935	10,101,984
Net change in unrealized appreciation (depreciation)	(3,312,934)	22,445,624

Net increase (decrease) in net assets resulting from operations	(884,765)	32,984,908

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(883,353)	(431,621)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	17,365,211	18,787,708

NET ASSETS
Total increase in net assets	15,597,093	51,340,995
Beginning of period	130,696,414	79,355,419

End of period	$146,293,507	$130,696,414

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Financial Highlights

(For a share outstanding throughout each period)

	iShares Evolved U.S. Consumer Staples ETF

	Six Months Ended					Period From
	01/31/22		Year Ended	Year Ended	Year Ended	03/21/18	(a)
	(unaudited)		07/31/21	07/31/20	07/31/19	to 07/31/18

Net asset value, beginning of period	$33.19		$28.17	$27.58	$25.03	$24.62

Net investment income(b)	0.39		0.74	0.70	0.66	0.31	(c)
Net realized and unrealized gain(d)	1.17		5.03	0.51	2.80	0.26

Net increase from investment operations	1.56		5.77	1.21	3.46	0.57

Distributions(e)
From net investment income		(0.48)	(0.75)	(0.62)	(0.85)		(0.16)
From net realized gain	—		—	—	(0.06)	—

Total distributions		(0.48)	(0.75)	(0.62)	(0.91)		(0.16)

Net asset value, end of period	$34.27		$33.19	$28.17	$27.58	$25.03

Total Return(f)
Based on net asset value	4.75	%(g)	20.76%	4.56%	14.23%	2.34	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.18	%(i)	0.18%	0.18%	0.18%	0.18	%(i)

Net investment income	2.32	%(i)	2.39%	2.58%	2.59%	3.58	%(c)(i)

Supplemental Data
Net assets, end of period (000)	$17,135		$14,934	$9,859	$4,137	$3,755

Portfolio turnover rate(j)	5	%(g)	5%	13%	9%	0	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Includes a special distribution from Dr Pepper Snapple Group Inc. Excluding such special distribution, the net investment income would have been $0.21 per share and 2.39% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Discretionary Spending ETF

	Six Months Ended					Period From
	01/31/22		Year Ended	Year Ended	Year Ended	03/21/18	(a)
	(unaudited)		07/31/21	07/31/20	07/31/19	to 07/31/18

Net asset value, beginning of period	$45.26		$34.23	$29.47	$26.84	$24.95

Net investment income(b)	0.17		0.35	0.35	0.39	0.12
Net realized and unrealized gain (loss)(c)		(0.88)	11.01	4.90	2.70	1.86

Net increase (decrease) from investment operations		(0.71)	11.36	5.25	3.09	1.98

Distributions(d)
From net investment income		(0.17)	(0.33)	(0.33)	(0.41)		(0.09)
From net realized gain	—		—	(0.16)	(0.05)	—

Total distributions		(0.17)	(0.33)	(0.49)	(0.46)		(0.09)

Net asset value, end of period	$44.38		$45.26	$34.23	$29.47	$26.84

Total Return(e)
Based on net asset value	(1.58	)%(f)	33.32%	18.11%	11.73%	7.96	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18%	0.18%	0.18	%(h)

Net investment income	0.75	%(h)	0.86%	1.16%	1.42%	1.25	%(h)

Supplemental Data
Net assets, end of period (000)	$26,628		$22,632	$11,981	$5,895	$5,369

Portfolio turnover rate(i)	6	%(f)	4%	10%	11%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Financials ETF

	Six Months Ended					Period From
	01/31/22		Year Ended	Year Ended	Year Ended	03/21/18	(a)
	(unaudited)		07/31/21	07/31/20	07/31/19	to 07/31/18

Net asset value, beginning of period	$31.14		$20.57	$24.86	$24.59	$24.98

Net investment income(b)	0.30		0.56	0.56	0.50	0.15
Net realized and unrealized gain (loss)(c)	2.33		10.56	(4.29)	0.27		(0.43)

Net increase (decrease) from investment operations	2.63		11.12	(3.73)	0.77		(0.28)

Distributions(d)
From net investment income		(0.32)	(0.55)	(0.56)	(0.50)		(0.11)

Total distributions		(0.32)	(0.55)	(0.56)	(0.50)		(0.11)

Net asset value, end of period	$33.45		$31.14	$20.57	$24.86	$24.59

Total Return(e)
Based on net asset value	8.47	%(f)	54.68%	(15.10)%	3.35%	(1.11	)%(f)(g)

Ratios to Average Net Assets(h)
Total expenses	0.19	%(i)	0.18%	0.19%	0.18%	0.18	%(i)

Net investment income	1.79	%(i)	2.10%	2.47%	2.15%	1.65	%(i)

Supplemental Data
Net assets, end of period (000)	$10,034		$6,228	$4,115	$4,971	$4,919

Portfolio turnover rate(j)	4	%(f)	2%	8%	10%	13	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -1.40%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Healthcare Staples ETF

	Six Months Ended					Period From
	01/31/22		Year Ended	Year Ended	Year Ended	03/21/18	(a)
	(unaudited)		07/31/21	07/31/20	07/31/19	to 07/31/18

Net asset value, beginning of period	$43.34		$33.35	$29.46	$27.48	$24.86

Net investment income(b)	0.15		0.33	0.31	0.27	0.08
Net realized and unrealized gain (loss)(c)		(1.42)	9.96	4.07	2.11	2.60

Net increase (decrease) from investment operations		(1.27)	10.29	4.38	2.38	2.68

Distributions(d)
From net investment income		(0.20)	(0.30)	(0.25)	(0.28)		(0.06)
From net realized gain	—		—	(0.24)	(0.12)	—

Total distributions		(0.20)	(0.30)	(0.49)	(0.40)		(0.06)

Net asset value, end of period	$41.87		$43.34	$33.35	$29.46	$27.48

Total Return(e)
Based on net asset value	(2.95	)%(f)	31.06%	15.04%	8.77%	10.77	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18%	0.18%	0.18	%(h)

Net investment income	0.68	%(h)	0.86%	1.02%	0.95%	0.87	%(h)

Supplemental Data
Net assets, end of period (000)	$39,780		$34,675	$15,007	$7,365	$5,495

Portfolio turnover rate(i)	3	%(f)	2%	12%	12%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Innovative Healthcare ETF

	Six Months Ended					Period From
	01/31/22		Year Ended	Year Ended	Year Ended	03/21/18	(a)
	(unaudited)		07/31/21	07/31/20	07/31/19	to 07/31/18

Net asset value, beginning of period	$35.82		$30.03	$24.74	$26.03	$24.97

Net investment income(b)	0.20		0.45	0.43	0.37	0.11
Net realized and unrealized gain (loss)(c)		(2.22)	6.29	5.72	(1.15)	1.04

Net increase (decrease) from investment operations		(2.02)	6.74	6.15	(0.78)	1.15

Distributions(d)
From net investment income		(0.22)	(0.39)	(0.38)	(0.36)		(0.09)
From net realized gain		(0.41)	(0.56)	(0.48)	(0.15)	—

Total distributions		(0.63)	(0.95)	(0.86)	(0.51)		(0.09)

Net asset value, end of period	$33.17		$35.82	$30.03	$24.74	$26.03

Total Return(e)
Based on net asset value	(5.69	)%(f)	22.81%	25.31%	(3.04)%	4.62	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18%	0.18%	0.18	%(h)

Net investment income	1.11	%(h)	1.37%	1.53%	1.45%	1.25	%(h)

Supplemental Data
Net assets, end of period (000)	$39,810		$39,399	$21,021	$4,949	$5,206

Portfolio turnover rate(i)	7	%(f)	6%	24%	8%	3	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Media and Entertainment ETF

	Six Months Ended					Period From
	01/31/22		Year Ended	Year Ended	Year Ended	03/21/18	(a)
	(unaudited)		07/31/21	07/31/20	07/31/19	to 07/31/18

Net asset value, beginning of period	$37.39		$26.34	$28.22	$26.38	$25.05

Net investment income(b)	0.05		0.23	0.20	0.26	0.10
Net realized and unrealized gain (loss)(c)		(4.67)	11.05	(0.86)	1.97	1.29

Net increase (decrease) from investment operations		(4.62)	11.28	(0.66)	2.23	1.39

Distributions(d)
From net investment income		(0.31)	(0.23)	(0.21)	(0.26)		(0.06)
From net realized gain		(0.03)	—	(1.01)	(0.13)	—

Total distributions		(0.34)	(0.23)	(1.22)	(0.39)		(0.06)

Net asset value, end of period	$32.43		$37.39	$26.34	$28.22	$26.38

Total Return(e)
Based on net asset value	(12.37	)%(f)	43.02%	(2.33)%	8.64%	5.54	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18%	0.18%	0.18	%(h)

Net investment income	0.27	%(h)	0.67%	0.79%	0.99%	1.04	%(h)

Supplemental Data
Net assets, end of period (000)	$16,215		$18,693	$9,218	$7,056	$5,277

Portfolio turnover rate(i)	5	%(f)	4%	16%	10%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Technology ETF

	Six Months Ended					Period From
	01/31/22		Year Ended	Year Ended	Year Ended	03/21/18	(a)
	(unaudited)		07/31/21	07/31/20	07/31/19	to 07/31/18

Net asset value, beginning of period	$56.82		$40.70	$29.95	$26.33	$24.89

Net investment income(b)	0.11		0.21	0.24	0.23	0.06
Net realized and unrealized gain (loss)(c)		(0.32)	16.12	10.80	3.73	1.43

Net increase (decrease) from investment operations		(0.21)	16.33	11.04	3.96	1.49

Distributions(d)
From net investment income		(0.13)	(0.21)	(0.24)	(0.27)		(0.05)
From net realized gain		(0.21)	—	(0.05)	(0.07)	—

Total distributions		(0.34)	(0.21)	(0.29)	(0.34)		(0.05)

Net asset value, end of period	$56.27		$56.82	$40.70	$29.95	$26.33

Total Return(e)
Based on net asset value	(0.41	)%(f)	40.24%	37.15%	15.27%	6.00	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18%	0.18%	0.18	%(h)

Net investment income	0.37	%(h)	0.44%	0.72%	0.85%	0.70	%(h)

Supplemental Data
Net assets, end of period (000)	$146,294		$130,696	$79,355	$16,470	$5,266

Portfolio turnover rate(i)	6	%(f)	6%	5%	7%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Evolved U.S. Consumer Staples	Non-diversified
Evolved U.S. Discretionary Spending	Non-diversified
Evolved U.S. Financials	Diversified
Evolved U.S. Healthcare Staples	Non-diversified
Evolved U.S. Innovative Healthcare	Non-diversified
Evolved U.S. Media and Entertainment	Non-diversified
Evolved U.S. Technology	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements  (unaudited)  (continued)

available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Evolved U.S. Consumer Staples
Citigroup Global Markets, Inc.	$4,556	$4,275		$—	$(281	)(b)
Morgan Stanley	2,084	1,848		—	(236	)(b)

	$6,640	$6,123		$—	$(517)

Evolved U.S. Discretionary Spending
Citigroup Global Markets, Inc.	$680	$680		$—	$—
Morgan Stanley	57,394	53,779		—	(3,615	)(b)
Scotia Capital (USA), Inc.	24,437	23,660		—	(777	)(b)
SG Americas Securities LLC	19,615	19,005		—	(610	)(b)
Toronto Dominion Bank	27,141	27,141		—	—
UBS AG	57,534	55,305		—	(2,229	)(b)
UBS Securities LLC	15,507	15,283		—	(224	)(b)
Virtu Americas LLC	161,885	153,054		—	(8,831	)(b)

	$364,193	$347,907		$—	$(16,286)

Evolved U.S. Financials
UBS Securities LLC	$2,974	$2,903		$—	$(71	)(b)

Evolved U.S. Healthcare Staples
Credit Suisse Securities (USA) LLC	$13,332	$12,671		$—	$(661	)(b)
HSBC Bank PLC	23,096	23,096		—	—
Morgan Stanley	14,936	14,026		—	(910	)(b)
RBC Capital Markets LLC	28,698	28,698		—	—
UBS AG	48,889	48,889		—	—
UBS Securities LLC	21,276	20,002		—	(1,274	)(b)

	$150,227	$147,382		$—	$(2,845)

Evolved U.S. Innovative Healthcare
Citigroup Global Markets, Inc.	$1,747	$1,689		$—	$(58	)(b)
Credit Suisse Securities (USA) LLC	114,199	114,199		—	—
HSBC Bank PLC	28,501	28,501		—	—
Jefferies LLC	22,638	21,853		—	(785	)(b)
Morgan Stanley	135,607	132,394		—	(3,213	)(b)
RBC Capital Markets LLC	51,018	51,018		—	—
Scotia Capital (USA), Inc.	15,988	15,117		—	(871	)(b)
UBS AG	76,503	74,156		—	(2,347	)(b)
UBS Securities LLC	75,953	71,879		—	(4,074	)(b)

	$522,154	$510,806		$—	$(11,348)

Evolved U.S. Media and Entertainment
Citigroup Global Markets, Inc.	$415,484	$401,196		$—	$(14,288	)(b)
Morgan Stanley	232,540	232,540		—	—
Scotia Capital (USA), Inc.	1,237	1,236		—	(1	)(b)
UBS Securities LLC	4,961	4,961		—	—

	$654,222	$639,933		$—	$(14,289)

Evolved U.S. Technology
Morgan Stanley	$67,462	$66,057		$—	$(1,405	)(b)
SG Americas Securities LLC	27,771	25,701		—	(2,070	)(b)
UBS AG	61,131	57,758		—	(3,373	)(b)
Virtu Americas LLC	271,694	256,713		—	(14,981	)(b)

	$428,058	$406,229		$—	$(21,829)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements  (unaudited)  (continued)

value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Evolved U.S. Consumer Staples	0.18%
Evolved U.S. Discretionary Spending	0.18
Evolved U.S. Financials	0.18
Evolved U.S. Healthcare Staples	0.18
Evolved U.S. Innovative Healthcare	0.18
Evolved U.S. Media and Entertainment	0.18
Evolved U.S. Technology	0.18

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2022, each Fund retained 77% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Evolved U.S. Consumer Staples	$58
Evolved U.S. Discretionary Spending	89
Evolved U.S. Financials	3
Evolved U.S. Healthcare Staples	36
Evolved U.S. Innovative Healthcare	250
Evolved U.S. Media and Entertainment	354
Evolved U.S. Technology	95

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Evolved U.S. Consumer Staples	$—	$410,147	$23,901
Evolved U.S. Discretionary Spending	118,453	721,570	358,884
Evolved U.S. Healthcare Staples	1,163,867	184,558	(56,026)
Evolved U.S. Innovative Healthcare	163,550	2,006,117	278,338
Evolved U.S. Media and Entertainment	133,264	—	—
Evolved U.S. Technology	957,795	3,692,425	39,328

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended January 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Evolved U.S. Consumer Staples	$780,209	$735,258
Evolved U.S. Discretionary Spending	1,648,200	1,491,004
Evolved U.S. Financials	519,232	260,563
Evolved U.S. Healthcare Staples	2,284,545	1,072,999
Evolved U.S. Innovative Healthcare	2,816,668	3,018,824
Evolved U.S. Media and Entertainment	849,641	888,793
Evolved U.S. Technology	9,489,459	9,923,847

For the six months ended January 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Evolved U.S. Consumer Staples	$1,724,833	$—
Evolved U.S. Discretionary Spending	4,642,967	—
Evolved U.S. Financials	3,067,118	—
Evolved U.S. Healthcare Staples	6,139,370	—
Evolved U.S. Innovative Healthcare	3,600,809	—
Evolved U.S. Technology	20,219,838	2,982,016

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (unaudited)  (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Evolved U.S. Consumer Staples	$89,251
Evolved U.S. Discretionary Spending	25,529
Evolved U.S. Financials	21,832

As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Evolved U.S. Consumer Staples	$15,336,880	$2,016,615	$(231,827)	$1,784,788
Evolved U.S. Discretionary Spending	22,886,988	4,531,937	(449,552)	4,082,385
Evolved U.S. Financials	8,253,212	1,862,838	(94,142)	1,768,696
Evolved U.S. Healthcare Staples	33,833,266	6,914,988	(849,827)	6,065,161
Evolved U.S. Innovative Healthcare	36,759,604	6,424,732	(2,935,221)	3,489,511
Evolved U.S. Media and Entertainment	16,852,559	1,390,084	(1,317,654)	72,430
Evolved U.S. Technology	113,029,788	36,477,060	(2,810,022)	33,667,038

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/22		Year Ended 07/31/21

iShares ETF	Shares	Amount	Shares	Amount

Evolved U.S. Consumer Staples
Shares sold	50,000	$1,741,757	450,000	$13,332,379
Shares redeemed	—	—	(350,000)	(10,575,934)

Net increase	50,000	$1,741,757	100,000	$2,756,445

Evolved U.S. Discretionary Spending
Shares sold	100,000	$4,731,128	250,000	$9,369,893
Shares redeemed	—	—	(100,000)	(4,205,196)

Net increase	100,000	$4,731,128	150,000	$5,164,697

Evolved U.S. Financials
Shares sold	100,000	$3,331,765	—	$—

Evolved U.S. Healthcare Staples
Shares sold	150,000	$6,539,870	400,000	$15,662,808
Shares redeemed	—	—	(50,000)	(2,148,102)

Net increase	150,000	$6,539,870	350,000	$13,514,706

Evolved U.S. Innovative Healthcare
Shares sold	100,000	$3,671,174	400,000	$12,756,828

Evolved U.S. Media and Entertainment
Shares sold	—	$—	300,000	$10,739,995
Shares redeemed	—	—	(150,000)	(5,188,356)

Net increase	—	$—	150,000	$5,551,639

Evolved U.S. Technology
Shares sold	350,000	$20,355,339	800,000	$39,917,886
Shares redeemed	(50,000)	(2,990,128)	(450,000)	(21,130,178)

Net increase	300,000	$17,365,211	350,000	$18,787,708

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (unaudited)  (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Evolved U.S. Consumer Staples ETF, iShares Evolved U.S. Discretionary Spending ETF, iShares Evolved U.S. Financials ETF, iShares Evolved U.S. Healthcare Staples ETF, iShares Evolved U.S. Innovative Healthcare ETF, iShares Evolved U.S. Media and Entertainment ETF and iShares Evolved U.S. Technology ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	59

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Evolved U.S. Consumer Staples(a)	$0.407524	$—	$0.069011	$0.476535	86%	—%	14%	100%
Evolved U.S. Discretionary Spending(a)	0.172782	—	0.000992	0.173774	99	—	1	100
Evolved U.S. Financials(a)	0.303587	—	0.012924	0.316511	96	—	4	100
Evolved U.S. Healthcare Staples(a)	0.164509	—	0.034587	0.199096	83	—	17	100
Evolved U.S. Innovative Healthcare(a)	0.181875	0.412057	0.040956	0.634888	29	65	6	100
Evolved U.S. Media and Entertainment(a)	0.301077	0.031434	0.012157	0.344668	87	9	4	100
Evolved U.S. Technology(a)	0.129135	0.207145	0.002691	0.338971	38	61	1	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	61

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-111-0122

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: March 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: March 23, 2022

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 23, 2022